Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	$ 2,095,504
Initial Cost of Land	1,095,065
Initial Cost of Buildings & Improvements	13,190,113
Cost Capitalized Subsequent to Acquisition	523,034
Carrying Amount of Land	1,116,756
Carrying Amount of Buildings and Improvements	13,691,448
Accumulated Depreciation	1,194,476
Construction in Progress [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	189,502
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	189,502
Accumulated Depreciation	0
Eden, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	4,877
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	4,877
Accumulated Depreciation	1,156
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
El Paso, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	539
Initial Cost of Buildings & Improvements	8,961
Cost Capitalized Subsequent to Acquisition	232
Carrying Amount of Land	539
Carrying Amount of Buildings and Improvements	9,193
Accumulated Depreciation	1,725
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1970
El Paso Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	642
Initial Cost of Buildings & Improvements	3,958
Cost Capitalized Subsequent to Acquisition	1,100
Carrying Amount of Land	642
Carrying Amount of Buildings and Improvements	5,058
Accumulated Depreciation	998
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1969
Elizabeth City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,760
Cost Capitalized Subsequent to Acquisition	2,011
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,771
Accumulated Depreciation	1,480
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1999
Elizabethton, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,604
Cost Capitalized Subsequent to Acquisition	336
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	4,940
Accumulated Depreciation	1,514
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1980
Englishtown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690
Initial Cost of Buildings & Improvements	12,520
Cost Capitalized Subsequent to Acquisition	41
Carrying Amount of Land	694
Carrying Amount of Buildings and Improvements	12,557
Accumulated Depreciation	333
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1997
Erin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	8,060
Cost Capitalized Subsequent to Acquisition	134
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	8,194
Accumulated Depreciation	2,347
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1981
Eugene, OR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	5,316
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	5,316
Accumulated Depreciation	2,207
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1972
Everett, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	5,476
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	5,476
Accumulated Depreciation	1,906
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Fairfield, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	14,040
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	14,040
Accumulated Depreciation	3,911
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Fairhaven, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	770
Initial Cost of Buildings & Improvements	6,230
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	770
Carrying Amount of Buildings and Improvements	6,230
Accumulated Depreciation	1,282
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1999
Fall River, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	5,829
Cost Capitalized Subsequent to Acquisition	4,856
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	10,685
Accumulated Depreciation	3,699
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1973
Fayetteville, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	3,962
Cost Capitalized Subsequent to Acquisition	500
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	4,462
Accumulated Depreciation	1,193
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1997
Findlay, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	1,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	1,800
Accumulated Depreciation	720
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1997
Fishers, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	14,500
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	14,500
Accumulated Depreciation	682
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Florence, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	2,978
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	2,978
Accumulated Depreciation	810
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1999
Forest City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	320
Initial Cost of Buildings & Improvements	4,497
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	320
Carrying Amount of Buildings and Improvements	4,497
Accumulated Depreciation	1,076
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1999
Fork Union, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	2,490
Cost Capitalized Subsequent to Acquisition	60
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	2,550
Accumulated Depreciation	245
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1990
Fort Pierce, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	3,560
Cost Capitalized Subsequent to Acquisition	211
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	3,771
Accumulated Depreciation	711
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1973
Fredericksburg, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,000
Initial Cost of Buildings & Improvements	20,000
Cost Capitalized Subsequent to Acquisition	1,119
Carrying Amount of Land	1,000
Carrying Amount of Buildings and Improvements	21,119
Accumulated Depreciation	3,579
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1999
Gastonia, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	6,129
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	6,129
Accumulated Depreciation	1,419
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Gastonia Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	3,096
Cost Capitalized Subsequent to Acquisition	22
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	3,118
Accumulated Depreciation	772
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1994
Gastonia Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	5,029
Cost Capitalized Subsequent to Acquisition	120
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	5,149
Accumulated Depreciation	1,199
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Georgetown, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,100
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	2,100
Accumulated Depreciation	826
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1997
Goochland, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	3,697
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	3,697
Accumulated Depreciation	354
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1991
Goshen, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	6,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	6,120
Accumulated Depreciation	1,059
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 2006
Graceville, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	13,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	13,000
Accumulated Depreciation	1,939
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1980
Grand Ledge, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,356
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	16,286
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	16,286
Accumulated Depreciation	454
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Grand Prairie, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	574
Initial Cost of Buildings & Improvements	3,426
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	574
Carrying Amount of Buildings and Improvements	3,426
Accumulated Depreciation	790
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1982
Granger, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,670
Initial Cost of Buildings & Improvements	21,280
Cost Capitalized Subsequent to Acquisition	1,127
Carrying Amount of Land	1,670
Carrying Amount of Buildings and Improvements	22,407
Accumulated Depreciation	710
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2009
Greeneville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	409
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	8,699
Accumulated Depreciation	1,868
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1979
Greenfield, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	6,626
Cost Capitalized Subsequent to Acquisition	328
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	6,954
Accumulated Depreciation	807
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2006
Greensboro, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	2,970
Cost Capitalized Subsequent to Acquisition	554
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	3,524
Accumulated Depreciation	853
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Greensboro Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	5,507
Cost Capitalized Subsequent to Acquisition	1,013
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	6,520
Accumulated Depreciation	1,565
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Greenville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	4,393
Cost Capitalized Subsequent to Acquisition	168
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	4,561
Accumulated Depreciation	1,048
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Greenville Sc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,750
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	4,750
Accumulated Depreciation	1,013
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1997
Greenville Sc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,400
Initial Cost of Buildings & Improvements	100,523
Cost Capitalized Subsequent to Acquisition	1,007
Carrying Amount of Land	5,400
Carrying Amount of Buildings and Improvements	101,530
Accumulated Depreciation	5,372
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2009
Greenwood, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,550
Initial Cost of Buildings & Improvements	22,770
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,550
Carrying Amount of Buildings and Improvements	22,770
Accumulated Depreciation	746
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Hamden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,470
Initial Cost of Buildings & Improvements	4,530
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,470
Carrying Amount of Buildings and Improvements	4,530
Accumulated Depreciation	1,475
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Hamilton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	4,469
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	4,469
Accumulated Depreciation	1,209
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1998
Hanover, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	4,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	4,430
Accumulated Depreciation	978
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 2000
Harleysville, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	11,355
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	11,355
Accumulated Depreciation	785
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Harriman, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	8,060
Cost Capitalized Subsequent to Acquisition	158
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	8,218
Accumulated Depreciation	2,507
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1972
Hattiesburg, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,100
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	15,518
Cost Capitalized Subsequent to Acquisition	35
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	15,553
Accumulated Depreciation	409
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2009
Haverford, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,880
Initial Cost of Buildings & Improvements	33,993
Cost Capitalized Subsequent to Acquisition	85
Carrying Amount of Land	1,880
Carrying Amount of Buildings and Improvements	34,078
Accumulated Depreciation	871
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Hemet, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870
Initial Cost of Buildings & Improvements	3,405
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870
Carrying Amount of Buildings and Improvements	3,405
Accumulated Depreciation	413
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1996
Henderson, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	9,220
Cost Capitalized Subsequent to Acquisition	65
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	9,285
Accumulated Depreciation	3,161
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1998
Henderson Nv One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	4,360
Cost Capitalized Subsequent to Acquisition	41
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	4,401
Accumulated Depreciation	1,326
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 2000
Hickory, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	987
Cost Capitalized Subsequent to Acquisition	232
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	1,219
Accumulated Depreciation	395
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1994
High Point, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	4,443
Cost Capitalized Subsequent to Acquisition	793
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	5,236
Accumulated Depreciation	1,242
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2000
High Point Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,185
Cost Capitalized Subsequent to Acquisition	410
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	2,595
Accumulated Depreciation	659
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1999
High Point Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	3,395
Cost Capitalized Subsequent to Acquisition	28
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	3,423
Accumulated Depreciation	819
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1994
High Point Nc Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	4,143
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	4,143
Accumulated Depreciation	982
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Englewood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930
Initial Cost of Buildings & Improvements	4,514
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	930
Carrying Amount of Buildings and Improvements	4,514
Accumulated Depreciation	104
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1966
Fair Lawn, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,420
Initial Cost of Buildings & Improvements	24,504
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,420
Carrying Amount of Buildings and Improvements	24,504
Accumulated Depreciation	511
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1962
Fanwood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	55,175
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	55,175
Accumulated Depreciation	477
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2004
Flourtown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	14,830
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	14,830
Accumulated Depreciation	316
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Follansbee, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	27,670
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	27,670
Accumulated Depreciation	561
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Fort Ashby, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	19,566
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	19,566
Accumulated Depreciation	389
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1989
Franconia, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	11,320
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	11,320
Accumulated Depreciation	235
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1991
Franklin, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	15,210
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	15,210
Accumulated Depreciation	313
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Gardner, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	10,210
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	10,210
Accumulated Depreciation	222
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1991
Gettysburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	8,913
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	8,913
Accumulated Depreciation	204
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1987
Glastonbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,950
Initial Cost of Buildings & Improvements	9,532
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,950
Carrying Amount of Buildings and Improvements	9,532
Accumulated Depreciation	220
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1966
Glen Mills, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690
Initial Cost of Buildings & Improvements	9,110
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	690
Carrying Amount of Buildings and Improvements	9,110
Accumulated Depreciation	200
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Glenside, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,940
Initial Cost of Buildings & Improvements	16,867
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,940
Carrying Amount of Buildings and Improvements	16,867
Accumulated Depreciation	357
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1979
Grafton, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280
Initial Cost of Buildings & Improvements	18,824
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	280
Carrying Amount of Buildings and Improvements	18,824
Accumulated Depreciation	376
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1989
Granbury, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,500
Initial Cost of Land	2,040
Initial Cost of Buildings & Improvements	30,670
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,040
Carrying Amount of Buildings and Improvements	30,670
Accumulated Depreciation	548
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Groton, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,430
Initial Cost of Buildings & Improvements	19,941
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,430
Carrying Amount of Buildings and Improvements	19,941
Accumulated Depreciation	450
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Haddonfield, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520
Initial Cost of Buildings & Improvements	2,320
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	520
Carrying Amount of Buildings and Improvements	2,320
Accumulated Depreciation	12
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1953
Hamburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	10,543
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	10,543
Accumulated Depreciation	250
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Hatboro, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	28,112
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	28,112
Accumulated Depreciation	566
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Hermitage, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	9,856
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	9,856
Accumulated Depreciation	150
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Fall River, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	34,715
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	34,715
Accumulated Depreciation	710
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Fredericksburg, VA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	28,611
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	28,611
Accumulated Depreciation	575
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Assets Held-for-sale [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,187
Initial Cost of Land	3,018
Initial Cost of Buildings & Improvements	33,097
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,018
Carrying Amount of Buildings and Improvements	33,097
Accumulated Depreciation	0
Assets Held-for-sale [Member] | Austell, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,223
Initial Cost of Buildings & Improvements	5,582
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,223
Carrying Amount of Buildings and Improvements	5,582
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1999
Assets Held-for-sale [Member] | Boynton Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,187
Initial Cost of Land	214
Initial Cost of Buildings & Improvements	5,611
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	214
Carrying Amount of Buildings and Improvements	5,611
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Assets Held-for-sale [Member] | Chicago, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	1,250
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	1,250
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1979
Assets Held-for-sale [Member] | Norwalk, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	2,640
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	2,640
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1998
Assets Held-for-sale [Member] | Okatie, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	171
Initial Cost of Buildings & Improvements	8,736
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	171
Carrying Amount of Buildings and Improvements	8,736
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1998
Assets Held-for-sale [Member] | Tempe, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	9,277
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,277
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1971
Seniors Housing Triple-net [Member] | Aboite Twp, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770
Initial Cost of Buildings & Improvements	19,930
Cost Capitalized Subsequent to Acquisition	835
Carrying Amount of Land	1,770
Carrying Amount of Buildings and Improvements	20,765
Accumulated Depreciation	668
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Agawam, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	16,112
Cost Capitalized Subsequent to Acquisition	2,134
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	18,246
Accumulated Depreciation	4,690
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Akron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	8,219
Cost Capitalized Subsequent to Acquisition	491
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	8,710
Accumulated Depreciation	1,559
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1961
Seniors Housing Triple-net [Member] | Akron Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	7,535
Cost Capitalized Subsequent to Acquisition	184
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	7,719
Accumulated Depreciation	1,195
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1915
Seniors Housing Triple-net [Member] | Alexandria, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	7,820
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	7,820
Accumulated Depreciation	688
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1955
Seniors Housing Triple-net [Member] | Alliance, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,482
Initial Cost of Land	270
Initial Cost of Buildings & Improvements	7,723
Cost Capitalized Subsequent to Acquisition	107
Carrying Amount of Land	270
Carrying Amount of Buildings and Improvements	7,830
Accumulated Depreciation	1,311
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Amarillo, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	7,260
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	7,260
Accumulated Depreciation	1,383
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Amelia Island, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,290
Initial Cost of Buildings & Improvements	24,310
Cost Capitalized Subsequent to Acquisition	19,131
Carrying Amount of Land	3,290
Carrying Amount of Buildings and Improvements	43,441
Accumulated Depreciation	5,335
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Ames, IA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	8,871
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	8,870
Accumulated Depreciation	400
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Anderson, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	710
Initial Cost of Buildings & Improvements	6,290
Cost Capitalized Subsequent to Acquisition	419
Carrying Amount of Land	710
Carrying Amount of Buildings and Improvements	6,709
Accumulated Depreciation	1,675
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Asheboro, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	5,032
Cost Capitalized Subsequent to Acquisition	165
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	5,197
Accumulated Depreciation	1,194
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Asheville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	204
Initial Cost of Buildings & Improvements	3,489
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	204
Carrying Amount of Buildings and Improvements	3,489
Accumulated Depreciation	1,295
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Asheville Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280
Initial Cost of Buildings & Improvements	1,955
Cost Capitalized Subsequent to Acquisition	351
Carrying Amount of Land	280
Carrying Amount of Buildings and Improvements	2,306
Accumulated Depreciation	596
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Atlanta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	460
Initial Cost of Buildings & Improvements	5,540
Cost Capitalized Subsequent to Acquisition	190
Carrying Amount of Land	460
Carrying Amount of Buildings and Improvements	5,730
Accumulated Depreciation	1,156
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Auburndale, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	5,950
Cost Capitalized Subsequent to Acquisition	304
Carrying Amount of Land	750
Carrying Amount of Buildings and Improvements	6,254
Accumulated Depreciation	1,179
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Aurora, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,600
Initial Cost of Buildings & Improvements	5,906
Cost Capitalized Subsequent to Acquisition	7,915
Carrying Amount of Land	2,600
Carrying Amount of Buildings and Improvements	13,821
Accumulated Depreciation	2,341
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Aurora Co One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,440
Initial Cost of Buildings & Improvements	28,172
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,440
Carrying Amount of Buildings and Improvements	28,172
Accumulated Depreciation	3,263
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Austin, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,052
Initial Cost of Land	730
Initial Cost of Buildings & Improvements	18,970
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	730
Carrying Amount of Buildings and Improvements	18,970
Accumulated Depreciation	2,421
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Avon, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830
Initial Cost of Buildings & Improvements	14,470
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,830
Carrying Amount of Buildings and Improvements	14,470
Accumulated Depreciation	681
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2004
Seniors Housing Triple-net [Member] | Baltic, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,672
Initial Cost of Land	50
Initial Cost of Buildings & Improvements	8,709
Cost Capitalized Subsequent to Acquisition	189
Carrying Amount of Land	50
Carrying Amount of Buildings and Improvements	8,898
Accumulated Depreciation	1,460
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Bartlesville, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	1,380
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	1,380
Accumulated Depreciation	602
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Baytown, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,428
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	6,150
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	6,150
Accumulated Depreciation	1,700
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Baytown Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	11,110
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	11,110
Accumulated Depreciation	682
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Beachwood, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,260
Initial Cost of Buildings & Improvements	23,478
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,260
Carrying Amount of Buildings and Improvements	23,478
Accumulated Depreciation	6,529
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Beattyville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	6,900
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	6,900
Accumulated Depreciation	1,274
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Bellevue, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,740
Initial Cost of Buildings & Improvements	18,260
Cost Capitalized Subsequent to Acquisition	571
Carrying Amount of Land	1,740
Carrying Amount of Buildings and Improvements	18,831
Accumulated Depreciation	2,706
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2004
Seniors Housing Triple-net [Member] | Bethel Park, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700
Initial Cost of Buildings & Improvements	16,007
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,700
Carrying Amount of Buildings and Improvements	16,007
Accumulated Depreciation	1,213
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Boise, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	810
Initial Cost of Buildings & Improvements	5,401
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	810
Carrying Amount of Buildings and Improvements	5,401
Accumulated Depreciation	2,345
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1966
Seniors Housing Triple-net [Member] | Boonville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	5,510
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	5,510
Accumulated Depreciation	1,499
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Boynton Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	8,112
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	8,112
Accumulated Depreciation	1,734
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Bradenton, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	252
Initial Cost of Buildings & Improvements	3,298
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	252
Carrying Amount of Buildings and Improvements	3,298
Accumulated Depreciation	1,455
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Braintree, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	7,157
Cost Capitalized Subsequent to Acquisition	1,290
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	8,447
Accumulated Depreciation	6,421
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Brandon, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,220
Initial Cost of Buildings & Improvements	10,241
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,220
Carrying Amount of Buildings and Improvements	10,241
Accumulated Depreciation	327
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Bremerton, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	2,210
Cost Capitalized Subsequent to Acquisition	144
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	2,354
Accumulated Depreciation	303
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Bremerton Wa One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	830
Initial Cost of Buildings & Improvements	10,420
Cost Capitalized Subsequent to Acquisition	150
Carrying Amount of Land	830
Carrying Amount of Buildings and Improvements	10,570
Accumulated Depreciation	323
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Brick, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,290
Initial Cost of Buildings & Improvements	25,247
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,290
Carrying Amount of Buildings and Improvements	25,247
Accumulated Depreciation	226
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Brick Nj One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,170
Initial Cost of Buildings & Improvements	17,372
Cost Capitalized Subsequent to Acquisition	61
Carrying Amount of Land	1,176
Carrying Amount of Buildings and Improvements	17,427
Accumulated Depreciation	451
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Bridgewater, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,850
Initial Cost of Buildings & Improvements	3,050
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,850
Carrying Amount of Buildings and Improvements	3,050
Accumulated Depreciation	874
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Bridgewater Nj One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,730
Initial Cost of Buildings & Improvements	48,201
Cost Capitalized Subsequent to Acquisition	74
Carrying Amount of Land	1,730
Carrying Amount of Buildings and Improvements	48,275
Accumulated Depreciation	1,235
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Brighton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	3,859
Cost Capitalized Subsequent to Acquisition	2,126
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	5,985
Accumulated Depreciation	1,142
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Broadview Height Oh [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	12,400
Cost Capitalized Subsequent to Acquisition	2,388
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	14,788
Accumulated Depreciation	3,539
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Bunnell, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260
Initial Cost of Buildings & Improvements	7,118
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	260
Carrying Amount of Buildings and Improvements	7,118
Accumulated Depreciation	1,610
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Burlington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280
Initial Cost of Buildings & Improvements	4,297
Cost Capitalized Subsequent to Acquisition	707
Carrying Amount of Land	280
Carrying Amount of Buildings and Improvements	5,004
Accumulated Depreciation	1,133
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Burlington Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	460
Initial Cost of Buildings & Improvements	5,467
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	460
Carrying Amount of Buildings and Improvements	5,467
Accumulated Depreciation	1,274
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Butler, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	90
Initial Cost of Buildings & Improvements	3,510
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	90
Carrying Amount of Buildings and Improvements	3,510
Accumulated Depreciation	867
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1960
Seniors Housing Triple-net [Member] | Butte, MT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	3,957
Cost Capitalized Subsequent to Acquisition	43
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	4,000
Accumulated Depreciation	1,223
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Byrdstown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	2,414
Cost Capitalized Subsequent to Acquisition	132
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,546
Accumulated Depreciation	1,247
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Canton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	820
Initial Cost of Buildings & Improvements	8,201
Cost Capitalized Subsequent to Acquisition	263
Carrying Amount of Land	820
Carrying Amount of Buildings and Improvements	8,464
Accumulated Depreciation	2,495
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Canton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	2,098
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	2,098
Accumulated Depreciation	769
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Cape Coral, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	3,281
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	3,281
Accumulated Depreciation	897
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Carmel, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,370
Initial Cost of Buildings & Improvements	57,175
Cost Capitalized Subsequent to Acquisition	421
Carrying Amount of Land	2,370
Carrying Amount of Buildings and Improvements	57,596
Accumulated Depreciation	5,271
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Cary, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	4,350
Cost Capitalized Subsequent to Acquisition	986
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	5,336
Accumulated Depreciation	1,798
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Chapel Hill, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	354
Initial Cost of Buildings & Improvements	2,646
Cost Capitalized Subsequent to Acquisition	783
Carrying Amount of Land	354
Carrying Amount of Buildings and Improvements	3,429
Accumulated Depreciation	893
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Chelmsford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,040
Initial Cost of Buildings & Improvements	10,951
Cost Capitalized Subsequent to Acquisition	1,441
Carrying Amount of Land	1,040
Carrying Amount of Buildings and Improvements	12,392
Accumulated Depreciation	2,407
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Chickasha, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	85
Initial Cost of Buildings & Improvements	1,395
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	85
Carrying Amount of Buildings and Improvements	1,395
Accumulated Depreciation	602
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Cincinnati, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	109,388
Cost Capitalized Subsequent to Acquisition	350
Carrying Amount of Land	2,060
Carrying Amount of Buildings and Improvements	109,738
Accumulated Depreciation	4,195
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2010
Seniors Housing Triple-net [Member] | Claremore, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	155
Initial Cost of Buildings & Improvements	1,428
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	155
Carrying Amount of Buildings and Improvements	1,428
Accumulated Depreciation	597
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Clarksville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	2,292
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	2,292
Accumulated Depreciation	833
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Clearwater, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	7,218
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	7,218
Accumulated Depreciation	1,478
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1961
Seniors Housing Triple-net [Member] | Clearwater Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,260
Initial Cost of Buildings & Improvements	2,740
Cost Capitalized Subsequent to Acquisition	324
Carrying Amount of Land	1,260
Carrying Amount of Buildings and Improvements	3,064
Accumulated Depreciation	713
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Cleburne, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520
Initial Cost of Buildings & Improvements	5,369
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	520
Carrying Amount of Buildings and Improvements	5,369
Accumulated Depreciation	654
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Cleveland, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	5,000
Cost Capitalized Subsequent to Acquisition	122
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	5,122
Accumulated Depreciation	1,531
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Coeur d' Alene, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	7,878
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	7,878
Accumulated Depreciation	3,047
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Colorado Springs, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	6,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	6,290
Accumulated Depreciation	1,273
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Colts Neck, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	780
Initial Cost of Buildings & Improvements	14,733
Cost Capitalized Subsequent to Acquisition	99
Carrying Amount of Land	783
Carrying Amount of Buildings and Improvements	14,829
Accumulated Depreciation	388
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Columbia, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	341
Initial Cost of Buildings & Improvements	2,295
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	341
Carrying Amount of Buildings and Improvements	2,295
Accumulated Depreciation	846
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Columbia Tn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	3,787
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	3,787
Accumulated Depreciation	1,161
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1974
Seniors Housing Triple-net [Member] | Columbia, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120
Initial Cost of Buildings & Improvements	4,860
Cost Capitalized Subsequent to Acquisition	5,709
Carrying Amount of Land	2,120
Carrying Amount of Buildings and Improvements	10,569
Accumulated Depreciation	2,086
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Columbus, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	3,190
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	3,190
Accumulated Depreciation	147
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Columbus In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	6,710
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	6,710
Accumulated Depreciation	1,677
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Columbus, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	5,170
Cost Capitalized Subsequent to Acquisition	8,300
Carrying Amount of Land	1,070
Carrying Amount of Buildings and Improvements	12,930
Accumulated Depreciation	2,170
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Columbus Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,090
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	5,022
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,010
Carrying Amount of Buildings and Improvements	5,022
Accumulated Depreciation	923
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Columbus Oh Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	4,931
Cost Capitalized Subsequent to Acquisition	13,620
Carrying Amount of Land	1,860
Carrying Amount of Buildings and Improvements	17,701
Accumulated Depreciation	2,900
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1978
Seniors Housing Triple-net [Member] | Concord, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	3,921
Cost Capitalized Subsequent to Acquisition	55
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	3,976
Accumulated Depreciation	1,027
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Conroe, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	7,771
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	7,771
Accumulated Depreciation	363
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2010
Seniors Housing Triple-net [Member] | Corpus Christi, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	307
Initial Cost of Buildings & Improvements	443
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	307
Carrying Amount of Buildings and Improvements	443
Accumulated Depreciation	240
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Corpus Christi Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	1,916
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	1,916
Accumulated Depreciation	517
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Dade City, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	7,150
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	7,150
Accumulated Depreciation	1,520
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Danville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	3,954
Cost Capitalized Subsequent to Acquisition	722
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	4,676
Accumulated Depreciation	1,104
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Daytona Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	5,930
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	5,930
Accumulated Depreciation	1,372
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Daytona Beach Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	5,710
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	5,710
Accumulated Depreciation	1,370
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1961
Seniors Housing Triple-net [Member] | De Bary Fl [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	7,460
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	7,460
Accumulated Depreciation	1,578
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Dedham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	9,830
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	9,830
Accumulated Depreciation	2,878
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | De Forest Wi [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	5,350
Cost Capitalized Subsequent to Acquisition	354
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	5,704
Accumulated Depreciation	690
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Defuniak Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	10,250
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	10,250
Accumulated Depreciation	1,572
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | De Land Fl [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	220
Initial Cost of Buildings & Improvements	7,080
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	220
Carrying Amount of Buildings and Improvements	7,080
Accumulated Depreciation	1,511
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1967
Seniors Housing Triple-net [Member] | Denton, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	4,010
Cost Capitalized Subsequent to Acquisition	206
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	4,216
Accumulated Depreciation	1,183
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Denton, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760
Initial Cost of Buildings & Improvements	8,305
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,760
Carrying Amount of Buildings and Improvements	8,305
Accumulated Depreciation	21
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Denver, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,530
Initial Cost of Buildings & Improvements	9,514
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,530
Carrying Amount of Buildings and Improvements	9,514
Accumulated Depreciation	1,684
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Denver Co One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,650
Initial Cost of Buildings & Improvements	14,906
Cost Capitalized Subsequent to Acquisition	1,605
Carrying Amount of Land	3,650
Carrying Amount of Buildings and Improvements	16,511
Accumulated Depreciation	2,134
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Denver Co Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,076
Initial Cost of Buildings & Improvements	13,594
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,076
Carrying Amount of Buildings and Improvements	13,594
Accumulated Depreciation	784
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Drescher, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	40,236
Cost Capitalized Subsequent to Acquisition	45
Carrying Amount of Land	2,063
Carrying Amount of Buildings and Improvements	40,278
Accumulated Depreciation	1,028
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Durham, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,476
Initial Cost of Buildings & Improvements	10,659
Cost Capitalized Subsequent to Acquisition	2,196
Carrying Amount of Land	1,476
Carrying Amount of Buildings and Improvements	12,855
Accumulated Depreciation	7,592
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | East Norriston, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	28,129
Cost Capitalized Subsequent to Acquisition	139
Carrying Amount of Land	1,210
Carrying Amount of Buildings and Improvements	28,258
Accumulated Depreciation	731
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Easton, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	285
Initial Cost of Buildings & Improvements	6,315
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	285
Carrying Amount of Buildings and Improvements	6,315
Accumulated Depreciation	3,440
Year Acquired	Jan. 01, 1993
Year Built	Jan. 01, 1959
Seniors Housing Triple-net [Member] | Highlands Ranch, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	3,721
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	3,721
Accumulated Depreciation	1,027
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Hilliard, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	6,990
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	6,990
Accumulated Depreciation	2,665
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Homestead, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,750
Initial Cost of Buildings & Improvements	11,750
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,750
Carrying Amount of Buildings and Improvements	11,750
Accumulated Depreciation	1,793
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Hopedale, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	130
Initial Cost of Buildings & Improvements	8,170
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	130
Carrying Amount of Buildings and Improvements	8,170
Accumulated Depreciation	1,502
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Houston Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,050
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	18,715
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	18,715
Accumulated Depreciation	2,139
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Houston Tx Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,090
Initial Cost of Buildings & Improvements	9,471
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,090
Carrying Amount of Buildings and Improvements	9,471
Accumulated Depreciation	724
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Houston Tx Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,410
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	5,970
Cost Capitalized Subsequent to Acquisition	750
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	6,720
Accumulated Depreciation	1,793
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Howell, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,528
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	21,703
Cost Capitalized Subsequent to Acquisition	36
Carrying Amount of Land	1,050
Carrying Amount of Buildings and Improvements	21,739
Accumulated Depreciation	567
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Huron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	6,088
Cost Capitalized Subsequent to Acquisition	1,452
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	7,540
Accumulated Depreciation	1,176
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Hutchinson, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	10,590
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	10,590
Accumulated Depreciation	2,034
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Indianapolis, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	495
Initial Cost of Buildings & Improvements	6,287
Cost Capitalized Subsequent to Acquisition	22,565
Carrying Amount of Land	495
Carrying Amount of Buildings and Improvements	28,852
Accumulated Depreciation	4,486
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Indianapolis In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	255
Initial Cost of Buildings & Improvements	2,473
Cost Capitalized Subsequent to Acquisition	12,123
Carrying Amount of Land	255
Carrying Amount of Buildings and Improvements	14,596
Accumulated Depreciation	2,079
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Jamestown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	6,707
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,707
Accumulated Depreciation	3,465
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1966
Seniors Housing Triple-net [Member] | Jefferson, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	9,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	9,120
Accumulated Depreciation	1,589
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Kalida, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	8,173
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	8,173
Accumulated Depreciation	1,041
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Kalispell, MT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	3,282
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	3,282
Accumulated Depreciation	1,175
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Kenner, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	10,036
Cost Capitalized Subsequent to Acquisition	328
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	10,364
Accumulated Depreciation	6,054
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Kennett Square, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	22,946
Cost Capitalized Subsequent to Acquisition	18
Carrying Amount of Land	1,050
Carrying Amount of Buildings and Improvements	22,964
Accumulated Depreciation	592
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Kenosha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	9,139
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	9,139
Accumulated Depreciation	723
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Kent, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	20,318
Cost Capitalized Subsequent to Acquisition	10,470
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	30,788
Accumulated Depreciation	2,841
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Kirkland, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,880
Initial Cost of Buildings & Improvements	4,315
Cost Capitalized Subsequent to Acquisition	214
Carrying Amount of Land	1,880
Carrying Amount of Buildings and Improvements	4,529
Accumulated Depreciation	1,006
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Kissimmee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	230
Initial Cost of Buildings & Improvements	3,854
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	230
Carrying Amount of Buildings and Improvements	3,854
Accumulated Depreciation	819
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | La Belle Fl [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	60
Initial Cost of Buildings & Improvements	4,946
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	60
Carrying Amount of Buildings and Improvements	4,946
Accumulated Depreciation	1,141
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Lake Havasu City, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	4,223
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	4,223
Accumulated Depreciation	1,452
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Lake Havasu City Az One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	110
Initial Cost of Buildings & Improvements	2,244
Cost Capitalized Subsequent to Acquisition	136
Carrying Amount of Land	110
Carrying Amount of Buildings and Improvements	2,380
Accumulated Depreciation	854
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Lake Placid, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	12,850
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	12,850
Accumulated Depreciation	2,791
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Lawrenceville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	4,780
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	4,780
Accumulated Depreciation	441
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1989
Seniors Housing Triple-net [Member] | Lecanto, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	6,900
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	6,900
Accumulated Depreciation	1,412
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Lee, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	18,135
Cost Capitalized Subsequent to Acquisition	926
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	19,061
Accumulated Depreciation	5,058
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Lenoir, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	3,748
Cost Capitalized Subsequent to Acquisition	641
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	4,389
Accumulated Depreciation	1,036
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Lexington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,900
Cost Capitalized Subsequent to Acquisition	1,015
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,915
Accumulated Depreciation	1,250
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Lincoln, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,273
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	13,807
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	13,807
Accumulated Depreciation	599
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Linwood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	21,984
Cost Capitalized Subsequent to Acquisition	275
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	22,259
Accumulated Depreciation	580
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Litchfield, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240
Initial Cost of Buildings & Improvements	17,908
Cost Capitalized Subsequent to Acquisition	45
Carrying Amount of Land	1,240
Carrying Amount of Buildings and Improvements	17,953
Accumulated Depreciation	465
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Little Neck, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,350
Initial Cost of Buildings & Improvements	38,461
Cost Capitalized Subsequent to Acquisition	151
Carrying Amount of Land	3,355
Carrying Amount of Buildings and Improvements	38,607
Accumulated Depreciation	993
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Littleton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240
Initial Cost of Buildings & Improvements	2,910
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,240
Carrying Amount of Buildings and Improvements	2,910
Accumulated Depreciation	968
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Loma Linda, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,214
Initial Cost of Buildings & Improvements	9,586
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,214
Carrying Amount of Buildings and Improvements	9,586
Accumulated Depreciation	1,228
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1976
Seniors Housing Triple-net [Member] | Longview, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	293
Initial Cost of Buildings & Improvements	1,707
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	293
Carrying Amount of Buildings and Improvements	1,707
Accumulated Depreciation	457
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1971
Seniors Housing Triple-net [Member] | Longview Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	5,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	5,520
Accumulated Depreciation	683
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Longwood, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	7,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	7,520
Accumulated Depreciation	1,628
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Louisville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	10,010
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	10,010
Accumulated Depreciation	2,297
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1978
Seniors Housing Triple-net [Member] | Louisville Ky One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	7,135
Cost Capitalized Subsequent to Acquisition	163
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	7,298
Accumulated Depreciation	2,217
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1974
Seniors Housing Triple-net [Member] | Louisville Ky Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	4,675
Cost Capitalized Subsequent to Acquisition	109
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	4,784
Accumulated Depreciation	1,485
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Lufkin, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	343
Initial Cost of Buildings & Improvements	1,184
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	343
Carrying Amount of Buildings and Improvements	1,184
Accumulated Depreciation	460
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1919
Seniors Housing Triple-net [Member] | Manassas, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	7,446
Cost Capitalized Subsequent to Acquisition	492
Carrying Amount of Land	750
Carrying Amount of Buildings and Improvements	7,938
Accumulated Depreciation	1,662
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Manchester, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	4,360
Cost Capitalized Subsequent to Acquisition	259
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	4,619
Accumulated Depreciation	811
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Mansfield, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	660
Initial Cost of Buildings & Improvements	5,251
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	660
Carrying Amount of Buildings and Improvements	5,251
Accumulated Depreciation	657
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Marianna, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	8,910
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	8,910
Accumulated Depreciation	1,325
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Martinsville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	349
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	349
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2003
Seniors Housing Triple-net [Member] | Marysville, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	4,172
Cost Capitalized Subsequent to Acquisition	44
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	4,216
Accumulated Depreciation	1,294
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Matthews, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	4,738
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	4,738
Accumulated Depreciation	1,158
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Mc Connelsville Oh [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	7,060
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	7,060
Accumulated Depreciation	277
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1946
Seniors Housing Triple-net [Member] | Mc Henry Il [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,576
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,576
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Mc Henry Il One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,550
Initial Cost of Buildings & Improvements	15,300
Cost Capitalized Subsequent to Acquisition	6,718
Carrying Amount of Land	3,550
Carrying Amount of Buildings and Improvements	22,018
Accumulated Depreciation	2,533
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2004
Seniors Housing Triple-net [Member] | Mc Kinney Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,570
Initial Cost of Buildings & Improvements	7,389
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,570
Carrying Amount of Buildings and Improvements	7,389
Accumulated Depreciation	377
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2010
Seniors Housing Triple-net [Member] | Melville, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,280
Initial Cost of Buildings & Improvements	73,283
Cost Capitalized Subsequent to Acquisition	187
Carrying Amount of Land	4,282
Carrying Amount of Buildings and Improvements	73,468
Accumulated Depreciation	1,867
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Memphis, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	5,963
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	5,963
Accumulated Depreciation	1,535
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1951
Seniors Housing Triple-net [Member] | Memphis Tn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	9,660
Cost Capitalized Subsequent to Acquisition	1,600
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	11,260
Accumulated Depreciation	316
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Merrillville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	643
Initial Cost of Buildings & Improvements	7,084
Cost Capitalized Subsequent to Acquisition	3,526
Carrying Amount of Land	643
Carrying Amount of Buildings and Improvements	10,610
Accumulated Depreciation	5,601
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Merrillville In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080
Initial Cost of Buildings & Improvements	3,413
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,080
Carrying Amount of Buildings and Improvements	3,413
Accumulated Depreciation	49
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Menomonee Falls, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	6,984
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	6,984
Accumulated Depreciation	793
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Middleburg Heights, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	7,780
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	7,780
Accumulated Depreciation	1,525
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Middleton, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	4,006
Cost Capitalized Subsequent to Acquisition	600
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	4,606
Accumulated Depreciation	1,109
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1991
Seniors Housing Triple-net [Member] | Midland, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	11,025
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	11,025
Accumulated Depreciation	299
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Midwest City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	5,673
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	5,673
Accumulated Depreciation	3,277
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1958
Seniors Housing Triple-net [Member] | Midwest City Ok Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	484
Initial Cost of Buildings & Improvements	5,516
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	484
Carrying Amount of Buildings and Improvements	5,516
Accumulated Depreciation	1,107
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Melbourne, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,070
Initial Cost of Buildings & Improvements	48,257
Cost Capitalized Subsequent to Acquisition	11,726
Carrying Amount of Land	7,070
Carrying Amount of Buildings and Improvements	59,983
Accumulated Depreciation	3,323
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Missoula, MT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	7,490
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	7,490
Accumulated Depreciation	1,291
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Monroe, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	3,681
Cost Capitalized Subsequent to Acquisition	648
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	4,329
Accumulated Depreciation	1,048
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Monroe Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,799
Cost Capitalized Subsequent to Acquisition	857
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	5,656
Accumulated Depreciation	1,290
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Monroe Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	4,021
Cost Capitalized Subsequent to Acquisition	114
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	4,135
Accumulated Depreciation	997
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Monteagle, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	3,318
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	3,318
Accumulated Depreciation	945
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Monterey, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	4,195
Cost Capitalized Subsequent to Acquisition	23
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	4,218
Accumulated Depreciation	2,167
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Monticello, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	140
Initial Cost of Buildings & Improvements	4,471
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	140
Carrying Amount of Buildings and Improvements	4,471
Accumulated Depreciation	1,061
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Moorestown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	51,628
Cost Capitalized Subsequent to Acquisition	109
Carrying Amount of Land	2,062
Carrying Amount of Buildings and Improvements	51,735
Accumulated Depreciation	1,328
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Morehead City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,104
Cost Capitalized Subsequent to Acquisition	1,648
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,752
Accumulated Depreciation	1,481
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Morgantown, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	3,705
Cost Capitalized Subsequent to Acquisition	7
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	3,712
Accumulated Depreciation	998
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Moss Point, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	120
Initial Cost of Buildings & Improvements	7,280
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	120
Carrying Amount of Buildings and Improvements	7,280
Accumulated Depreciation	1,609
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1933
Seniors Housing Triple-net [Member] | Mount Airy, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	270
Initial Cost of Buildings & Improvements	6,430
Cost Capitalized Subsequent to Acquisition	128
Carrying Amount of Land	270
Carrying Amount of Buildings and Improvements	6,558
Accumulated Depreciation	1,025
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Mountain City, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	220
Initial Cost of Buildings & Improvements	5,896
Cost Capitalized Subsequent to Acquisition	660
Carrying Amount of Land	220
Carrying Amount of Buildings and Improvements	6,556
Accumulated Depreciation	3,263
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1976
Seniors Housing Triple-net [Member] | Mt. Vernon, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	2,200
Cost Capitalized Subsequent to Acquisition	156
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	2,356
Accumulated Depreciation	312
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Myrtle Beach, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,890
Initial Cost of Buildings & Improvements	41,526
Cost Capitalized Subsequent to Acquisition	10,640
Carrying Amount of Land	6,890
Carrying Amount of Buildings and Improvements	52,166
Accumulated Depreciation	2,887
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Nacogdoches, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	5,754
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	5,754
Accumulated Depreciation	702
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Naples, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	5,450
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	5,450
Accumulated Depreciation	1,193
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Nashville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,910
Initial Cost of Buildings & Improvements	29,590
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,910
Carrying Amount of Buildings and Improvements	29,590
Accumulated Depreciation	2,775
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Needham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	13,715
Cost Capitalized Subsequent to Acquisition	366
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	14,081
Accumulated Depreciation	4,141
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Neenah, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	15,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	15,120
Accumulated Depreciation	633
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1991
Seniors Housing Triple-net [Member] | New Haven, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	176
Initial Cost of Buildings & Improvements	3,524
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	176
Carrying Amount of Buildings and Improvements	3,524
Accumulated Depreciation	917
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | New Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	4,778
Cost Capitalized Subsequent to Acquisition	1,789
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	6,567
Accumulated Depreciation	2,100
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1958
Seniors Housing Triple-net [Member] | Newark, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	21,220
Cost Capitalized Subsequent to Acquisition	1,181
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	22,401
Accumulated Depreciation	4,007
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Newburyport, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	8,290
Accumulated Depreciation	2,227
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Norman, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	55
Initial Cost of Buildings & Improvements	1,484
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	55
Carrying Amount of Buildings and Improvements	1,484
Accumulated Depreciation	720
Year Acquired	Jan. 01, 1995
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | North Augusta, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	332
Initial Cost of Buildings & Improvements	2,558
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	332
Carrying Amount of Buildings and Improvements	2,558
Accumulated Depreciation	930
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | North Miami, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	3,918
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	3,918
Accumulated Depreciation	1,137
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | North Miami Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	4,830
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	4,830
Accumulated Depreciation	1,145
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1963
Seniors Housing Triple-net [Member] | Ocala, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,340
Initial Cost of Buildings & Improvements	10,564
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,340
Carrying Amount of Buildings and Improvements	10,564
Accumulated Depreciation	674
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Ogden, UT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	6,700
Cost Capitalized Subsequent to Acquisition	627
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	7,327
Accumulated Depreciation	1,334
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Oklahoma City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	510
Initial Cost of Buildings & Improvements	10,694
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	510
Carrying Amount of Buildings and Improvements	10,694
Accumulated Depreciation	1,794
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Oklahoma City Ok Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	7,513
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	7,513
Accumulated Depreciation	725
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Oklahoma City Ok Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	7,017
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	7,017
Accumulated Depreciation	563
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Omaha, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	10,230
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	10,230
Accumulated Depreciation	457
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Omaha Ne One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,544
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	8,864
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	8,864
Accumulated Depreciation	405
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Oneonta, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	5,020
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	5,020
Accumulated Depreciation	552
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Ormond Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	2,739
Cost Capitalized Subsequent to Acquisition	73
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,812
Accumulated Depreciation	1,354
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Oshkosh, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	3,800
Cost Capitalized Subsequent to Acquisition	3,687
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	7,487
Accumulated Depreciation	1,072
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Oshkosh Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	23,237
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	23,237
Accumulated Depreciation	1,818
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Overland Park, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,120
Initial Cost of Buildings & Improvements	8,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,120
Carrying Amount of Buildings and Improvements	8,360
Accumulated Depreciation	1,511
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Overland Park Ks One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,730
Initial Cost of Buildings & Improvements	27,076
Cost Capitalized Subsequent to Acquisition	340
Carrying Amount of Land	3,730
Carrying Amount of Buildings and Improvements	27,416
Accumulated Depreciation	1,542
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Overland Park Ks Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,500
Initial Cost of Buildings & Improvements	29,105
Cost Capitalized Subsequent to Acquisition	6,386
Carrying Amount of Land	4,500
Carrying Amount of Buildings and Improvements	35,491
Accumulated Depreciation	945
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Owasso, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	215
Initial Cost of Buildings & Improvements	1,380
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	215
Carrying Amount of Buildings and Improvements	1,380
Accumulated Depreciation	576
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Owensboro, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	6,760
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	6,760
Accumulated Depreciation	1,331
Year Acquired	Jan. 01, 1993
Year Built	Jan. 01, 1966
Seniors Housing Triple-net [Member] | Owensboro Ky One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	225
Initial Cost of Buildings & Improvements	13,275
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	225
Carrying Amount of Buildings and Improvements	13,275
Accumulated Depreciation	2,523
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1964
Seniors Housing Triple-net [Member] | Owenton, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	2,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	2,400
Accumulated Depreciation	561
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Oxford, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,892
Initial Cost of Land	1,430
Initial Cost of Buildings & Improvements	15,791
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,430
Carrying Amount of Buildings and Improvements	15,791
Accumulated Depreciation	453
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Palestine, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	180
Initial Cost of Buildings & Improvements	4,320
Cost Capitalized Subsequent to Acquisition	1,300
Carrying Amount of Land	180
Carrying Amount of Buildings and Improvements	5,620
Accumulated Depreciation	735
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Palm Coast, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870
Initial Cost of Buildings & Improvements	10,957
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870
Carrying Amount of Buildings and Improvements	10,957
Accumulated Depreciation	568
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2010
Seniors Housing Triple-net [Member] | Panama City, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	9,200
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	9,200
Accumulated Depreciation	2,004
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Paris, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	5,452
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	5,452
Accumulated Depreciation	1,877
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Pasadena, TX [ Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,073
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	24,080
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	24,080
Accumulated Depreciation	3,027
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Paso Robles, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770
Initial Cost of Buildings & Improvements	8,630
Cost Capitalized Subsequent to Acquisition	675
Carrying Amount of Land	1,770
Carrying Amount of Buildings and Improvements	9,305
Accumulated Depreciation	2,394
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Pawleys Island, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,020
Initial Cost of Buildings & Improvements	32,590
Cost Capitalized Subsequent to Acquisition	5,482
Carrying Amount of Land	2,020
Carrying Amount of Buildings and Improvements	38,072
Accumulated Depreciation	5,602
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Pigeon Forge, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	320
Initial Cost of Buildings & Improvements	4,180
Cost Capitalized Subsequent to Acquisition	117
Carrying Amount of Land	320
Carrying Amount of Buildings and Improvements	4,297
Accumulated Depreciation	1,373
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Pikesville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	10,750
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	10,750
Accumulated Depreciation	1,423
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Pinehurst, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	2,690
Cost Capitalized Subsequent to Acquisition	484
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	3,174
Accumulated Depreciation	795
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Piqua, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	204
Initial Cost of Buildings & Improvements	1,885
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	204
Carrying Amount of Buildings and Improvements	1,885
Accumulated Depreciation	710
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Pittsburgh, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,750
Initial Cost of Buildings & Improvements	8,572
Cost Capitalized Subsequent to Acquisition	115
Carrying Amount of Land	1,750
Carrying Amount of Buildings and Improvements	8,687
Accumulated Depreciation	1,654
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Plano, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,305
Initial Cost of Buildings & Improvements	9,095
Cost Capitalized Subsequent to Acquisition	1,281
Carrying Amount of Land	1,305
Carrying Amount of Buildings and Improvements	10,376
Accumulated Depreciation	1,820
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Plattsmouth, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	5,650
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	5,650
Accumulated Depreciation	265
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Plymouth, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,463
Initial Cost of Land	1,490
Initial Cost of Buildings & Improvements	19,990
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,490
Carrying Amount of Buildings and Improvements	19,990
Accumulated Depreciation	546
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Port St. Joe, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,055
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	2,055
Accumulated Depreciation	764
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Port St. Lucie, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,700
Initial Cost of Buildings & Improvements	47,230
Cost Capitalized Subsequent to Acquisition	2,969
Carrying Amount of Land	8,700
Carrying Amount of Buildings and Improvements	50,199
Accumulated Depreciation	2,223
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2010
Seniors Housing Triple-net [Member] | Post Falls, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700
Initial Cost of Buildings & Improvements	14,217
Cost Capitalized Subsequent to Acquisition	2,181
Carrying Amount of Land	2,700
Carrying Amount of Buildings and Improvements	16,398
Accumulated Depreciation	1,383
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Prospect, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	820
Initial Cost of Buildings & Improvements	1,441
Cost Capitalized Subsequent to Acquisition	2,541
Carrying Amount of Land	820
Carrying Amount of Buildings and Improvements	3,982
Accumulated Depreciation	1,482
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Pueblo, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	6,051
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	6,051
Accumulated Depreciation	2,591
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1989
Seniors Housing Triple-net [Member] | Quincy, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	5,333
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	5,333
Accumulated Depreciation	1,276
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Quincy, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,690
Initial Cost of Buildings & Improvements	15,410
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,690
Carrying Amount of Buildings and Improvements	15,410
Accumulated Depreciation	2,842
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Quitman, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	60
Initial Cost of Buildings & Improvements	10,340
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	60
Carrying Amount of Buildings and Improvements	10,340
Accumulated Depreciation	2,151
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1976
Seniors Housing Triple-net [Member] | Raleigh, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	10,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Rehoboth Beach, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	24,248
Cost Capitalized Subsequent to Acquisition	61
Carrying Amount of Land	961
Carrying Amount of Buildings and Improvements	24,308
Accumulated Depreciation	630
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Reidsville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	3,830
Cost Capitalized Subsequent to Acquisition	857
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	4,687
Accumulated Depreciation	1,207
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Reno, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,060
Initial Cost of Buildings & Improvements	11,440
Cost Capitalized Subsequent to Acquisition	604
Carrying Amount of Land	1,060
Carrying Amount of Buildings and Improvements	12,044
Accumulated Depreciation	2,245
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Richmond, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,211
Initial Cost of Buildings & Improvements	2,889
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,211
Carrying Amount of Buildings and Improvements	2,889
Accumulated Depreciation	1,012
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Richmond Va One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	12,640
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	12,640
Accumulated Depreciation	1,708
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1969
Seniors Housing Triple-net [Member] | Ridgeland, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520
Initial Cost of Buildings & Improvements	7,675
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	520
Carrying Amount of Buildings and Improvements	7,675
Accumulated Depreciation	1,711
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Ridgely, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	5,700
Cost Capitalized Subsequent to Acquisition	97
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	5,797
Accumulated Depreciation	1,703
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Rockledge, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	4,117
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	4,117
Accumulated Depreciation	1,533
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Rockwood, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	500
Initial Cost of Buildings & Improvements	7,116
Cost Capitalized Subsequent to Acquisition	741
Carrying Amount of Land	500
Carrying Amount of Buildings and Improvements	7,857
Accumulated Depreciation	2,301
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Rocky Hill, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	7,040
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	7,040
Accumulated Depreciation	2,076
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Rocky Hill Ct One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,090
Initial Cost of Buildings & Improvements	6,710
Cost Capitalized Subsequent to Acquisition	1,500
Carrying Amount of Land	1,090
Carrying Amount of Buildings and Improvements	8,210
Accumulated Depreciation	1,623
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Rogersville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	3,278
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	3,278
Accumulated Depreciation	937
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Romeoville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,895
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,895
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Royal Palm Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	8,320
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	8,320
Accumulated Depreciation	1,854
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Saint Simons Island, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,440
Initial Cost of Buildings & Improvements	50,060
Cost Capitalized Subsequent to Acquisition	996
Carrying Amount of Land	6,440
Carrying Amount of Buildings and Improvements	51,056
Accumulated Depreciation	4,510
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Salem, OR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	449
Initial Cost of Buildings & Improvements	5,172
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	449
Carrying Amount of Buildings and Improvements	5,172
Accumulated Depreciation	1,856
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Salisbury, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	5,697
Cost Capitalized Subsequent to Acquisition	168
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	5,865
Accumulated Depreciation	1,352
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | San Angelo, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260
Initial Cost of Buildings & Improvements	8,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	260
Carrying Amount of Buildings and Improvements	8,800
Accumulated Depreciation	1,689
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | San Antonio Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,120
Initial Cost of Buildings & Improvements	28,169
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,120
Carrying Amount of Buildings and Improvements	28,169
Accumulated Depreciation	199
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | San Antonio Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,882
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	7,315
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	7,315
Accumulated Depreciation	2,038
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Sarasota, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	475
Initial Cost of Buildings & Improvements	3,175
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	475
Carrying Amount of Buildings and Improvements	3,175
Accumulated Depreciation	1,400
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Sarasota Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	8,474
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	8,474
Accumulated Depreciation	2,958
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Sarasota Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	3,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	3,400
Accumulated Depreciation	830
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Scituate, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,740
Initial Cost of Buildings & Improvements	10,640
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,740
Carrying Amount of Buildings and Improvements	10,640
Accumulated Depreciation	1,780
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1976
Seniors Housing Triple-net [Member] | Selbyville, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	25,912
Cost Capitalized Subsequent to Acquisition	44
Carrying Amount of Land	764
Carrying Amount of Buildings and Improvements	25,943
Accumulated Depreciation	675
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Seven Fields, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	484
Initial Cost of Buildings & Improvements	4,663
Cost Capitalized Subsequent to Acquisition	60
Carrying Amount of Land	484
Carrying Amount of Buildings and Improvements	4,722
Accumulated Depreciation	1,703
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Seville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	230
Initial Cost of Buildings & Improvements	1,770
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	230
Carrying Amount of Buildings and Improvements	1,770
Accumulated Depreciation	457
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Shawnee, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	1,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	1,400
Accumulated Depreciation	607
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Sheboygan, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	5,320
Cost Capitalized Subsequent to Acquisition	3,774
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	9,094
Accumulated Depreciation	903
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Shelby, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	60
Initial Cost of Buildings & Improvements	5,340
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	60
Carrying Amount of Buildings and Improvements	5,340
Accumulated Depreciation	1,146
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Shelbyville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	3,870
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	3,870
Accumulated Depreciation	744
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Sherman, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	5,221
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	5,221
Accumulated Depreciation	707
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Shrewsbury, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120
Initial Cost of Buildings & Improvements	38,116
Cost Capitalized Subsequent to Acquisition	162
Carrying Amount of Land	2,120
Carrying Amount of Buildings and Improvements	38,278
Accumulated Depreciation	985
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Silvis, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	16,420
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	16,420
Accumulated Depreciation	588
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Smithfield, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	5,680
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	5,680
Accumulated Depreciation	1,328
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | South Boston, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	385
Initial Cost of Buildings & Improvements	2,002
Cost Capitalized Subsequent to Acquisition	5,218
Carrying Amount of Land	385
Carrying Amount of Buildings and Improvements	7,220
Accumulated Depreciation	2,642
Year Acquired	Jan. 01, 1995
Year Built	Jan. 01, 1961
Seniors Housing Triple-net [Member] | South Pittsburg, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	5,628
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	5,628
Accumulated Depreciation	1,370
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Sparks, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700
Initial Cost of Buildings & Improvements	46,526
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,700
Carrying Amount of Buildings and Improvements	46,526
Accumulated Depreciation	3,058
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Spartanburg, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,350
Initial Cost of Buildings & Improvements	15,750
Cost Capitalized Subsequent to Acquisition	10,037
Carrying Amount of Land	3,350
Carrying Amount of Buildings and Improvements	25,787
Accumulated Depreciation	3,148
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Spring City, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	6,085
Cost Capitalized Subsequent to Acquisition	2,628
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	8,713
Accumulated Depreciation	2,415
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | St. Louis, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	6,030
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	750
Carrying Amount of Buildings and Improvements	6,030
Accumulated Depreciation	1,610
Year Acquired	Jan. 01, 1995
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | St Louis Mo One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,890
Initial Cost of Buildings & Improvements	12,165
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,890
Carrying Amount of Buildings and Improvements	12,165
Accumulated Depreciation	375
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1963
Seniors Housing Triple-net [Member] | Starke, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	120
Initial Cost of Buildings & Improvements	10,180
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	120
Carrying Amount of Buildings and Improvements	10,180
Accumulated Depreciation	2,199
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Statesville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	1,447
Cost Capitalized Subsequent to Acquisition	266
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	1,713
Accumulated Depreciation	428
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Statesville Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	6,183
Cost Capitalized Subsequent to Acquisition	8
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	6,191
Accumulated Depreciation	1,397
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Statesville Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	140
Initial Cost of Buildings & Improvements	3,627
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	140
Carrying Amount of Buildings and Improvements	3,627
Accumulated Depreciation	846
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Staunton, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	11,090
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	11,090
Accumulated Depreciation	1,514
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1959
Seniors Housing Triple-net [Member] | Stillwater, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	1,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	1,400
Accumulated Depreciation	610
Year Acquired	Jan. 01, 1995
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Stuart, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	8,110
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	8,110
Accumulated Depreciation	1,737
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Swanton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	6,370
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	6,370
Accumulated Depreciation	1,318
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1950
Seniors Housing Triple-net [Member] | Tampa, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	830
Initial Cost of Buildings & Improvements	6,370
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	830
Carrying Amount of Buildings and Improvements	6,370
Accumulated Depreciation	1,699
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Texarkana, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	192
Initial Cost of Buildings & Improvements	1,403
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	192
Carrying Amount of Buildings and Improvements	1,403
Accumulated Depreciation	585
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Toms River, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	34,627
Cost Capitalized Subsequent to Acquisition	285
Carrying Amount of Land	1,641
Carrying Amount of Buildings and Improvements	34,881
Accumulated Depreciation	901
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Torrington, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	1,261
Cost Capitalized Subsequent to Acquisition	1,292
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	2,553
Accumulated Depreciation	851
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1966
Seniors Housing Triple-net [Member] | Troy, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,000
Cost Capitalized Subsequent to Acquisition	4,254
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	6,254
Accumulated Depreciation	1,000
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Troy Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	16,730
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	16,730
Accumulated Depreciation	3,332
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1971
Seniors Housing Triple-net [Member] | Tucson, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930
Initial Cost of Buildings & Improvements	13,399
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	930
Carrying Amount of Buildings and Improvements	13,399
Accumulated Depreciation	2,308
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Tulsa, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,390
Initial Cost of Buildings & Improvements	7,110
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,390
Carrying Amount of Buildings and Improvements	7,110
Accumulated Depreciation	343
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Twin Falls, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	14,740
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	14,740
Accumulated Depreciation	4,184
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1991
Seniors Housing Triple-net [Member] | Tyler, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	5,268
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	5,268
Accumulated Depreciation	654
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Uhrichsville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	24
Initial Cost of Buildings & Improvements	6,716
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	24
Carrying Amount of Buildings and Improvements	6,716
Accumulated Depreciation	1,116
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Valparaiso, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	112
Initial Cost of Buildings & Improvements	2,558
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	112
Carrying Amount of Buildings and Improvements	2,558
Accumulated Depreciation	761
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Valparaiso In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	108
Initial Cost of Buildings & Improvements	2,962
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	108
Carrying Amount of Buildings and Improvements	2,962
Accumulated Depreciation	863
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Venice, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	500
Initial Cost of Buildings & Improvements	6,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	500
Carrying Amount of Buildings and Improvements	6,000
Accumulated Depreciation	1,290
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Venice Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	10,674
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	10,674
Accumulated Depreciation	604
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Vero Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	263
Initial Cost of Buildings & Improvements	3,187
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	263
Carrying Amount of Buildings and Improvements	3,187
Accumulated Depreciation	919
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Vero Beach Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	297
Initial Cost of Buildings & Improvements	3,263
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	297
Carrying Amount of Buildings and Improvements	3,263
Accumulated Depreciation	950
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Vero Beach Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,930
Initial Cost of Buildings & Improvements	40,070
Cost Capitalized Subsequent to Acquisition	13,615
Carrying Amount of Land	2,930
Carrying Amount of Buildings and Improvements	53,685
Accumulated Depreciation	4,866
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2003
Seniors Housing Triple-net [Member] | W. Hartford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,650
Initial Cost of Buildings & Improvements	5,980
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,650
Carrying Amount of Buildings and Improvements	5,980
Accumulated Depreciation	1,316
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Wake Forest, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,003
Cost Capitalized Subsequent to Acquisition	1,742
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,745
Accumulated Depreciation	1,529
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Wareham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	875
Initial Cost of Buildings & Improvements	10,313
Cost Capitalized Subsequent to Acquisition	1,701
Carrying Amount of Land	875
Carrying Amount of Buildings and Improvements	12,014
Accumulated Depreciation	3,283
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1989
Seniors Housing Triple-net [Member] | Warren, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	3,810
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	3,810
Accumulated Depreciation	780
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1973
Seniors Housing Triple-net [Member] | Waterbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,166
Cost Capitalized Subsequent to Acquisition	1,927
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	4,093
Accumulated Depreciation	1,198
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Waterford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	12,540
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	12,540
Accumulated Depreciation	3,401
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Waukesha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	14,910
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	14,910
Accumulated Depreciation	804
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Waxahachie, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	5,763
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	5,763
Accumulated Depreciation	569
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Weatherford, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	660
Initial Cost of Buildings & Improvements	5,261
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	660
Carrying Amount of Buildings and Improvements	5,261
Accumulated Depreciation	658
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Webster, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,585
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	5,940
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	5,940
Accumulated Depreciation	1,648
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | West Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580
Initial Cost of Buildings & Improvements	1,620
Cost Capitalized Subsequent to Acquisition	1,680
Carrying Amount of Land	580
Carrying Amount of Buildings and Improvements	3,300
Accumulated Depreciation	1,121
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1971
Seniors Housing Triple-net [Member] | West Worthington, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	510
Initial Cost of Buildings & Improvements	5,090
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	510
Carrying Amount of Buildings and Improvements	5,090
Accumulated Depreciation	882
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Westerville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	740
Initial Cost of Buildings & Improvements	8,287
Cost Capitalized Subsequent to Acquisition	2,736
Carrying Amount of Land	740
Carrying Amount of Buildings and Improvements	11,023
Accumulated Depreciation	5,877
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Westlake, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	17,926
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	17,926
Accumulated Depreciation	5,064
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Westlake Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	571
Initial Cost of Buildings & Improvements	5,411
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	571
Carrying Amount of Buildings and Improvements	5,411
Accumulated Depreciation	2,241
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1957
Seniors Housing Triple-net [Member] | Westmoreland, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	1,822
Cost Capitalized Subsequent to Acquisition	2,634
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	4,456
Accumulated Depreciation	1,355
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | White Lake, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,917
Initial Cost of Land	2,920
Initial Cost of Buildings & Improvements	20,179
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,920
Carrying Amount of Buildings and Improvements	20,179
Accumulated Depreciation	563
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Whitemarsh, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,310
Initial Cost of Buildings & Improvements	6,190
Cost Capitalized Subsequent to Acquisition	1,923
Carrying Amount of Land	2,310
Carrying Amount of Buildings and Improvements	8,113
Accumulated Depreciation	1,501
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1967
Seniors Housing Triple-net [Member] | Wichita, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	11,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	11,000
Accumulated Depreciation	1,734
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Williamsburg, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	7,440
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	7,440
Accumulated Depreciation	1,019
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Williamstown, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	70
Initial Cost of Buildings & Improvements	6,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	70
Carrying Amount of Buildings and Improvements	6,430
Accumulated Depreciation	1,234
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Wilmington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	2,991
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	2,991
Accumulated Depreciation	1,066
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Winchester, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	1,510
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	1,510
Accumulated Depreciation	168
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1964
Seniors Housing Triple-net [Member] | Winston-Salem, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	2,514
Cost Capitalized Subsequent to Acquisition	459
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	2,973
Accumulated Depreciation	718
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Winston Salem Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,700
Initial Cost of Buildings & Improvements	13,550
Cost Capitalized Subsequent to Acquisition	11,716
Carrying Amount of Land	5,700
Carrying Amount of Buildings and Improvements	25,266
Accumulated Depreciation	3,418
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Woodbridge, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	4,423
Cost Capitalized Subsequent to Acquisition	330
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	4,753
Accumulated Depreciation	1,302
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Worcester, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,500
Initial Cost of Buildings & Improvements	54,099
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,500
Carrying Amount of Buildings and Improvements	54,099
Accumulated Depreciation	2,897
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Worcester Ma One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,300
Initial Cost of Buildings & Improvements	9,060
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,300
Carrying Amount of Buildings and Improvements	9,060
Accumulated Depreciation	831
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Zionsville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	22,400
Cost Capitalized Subsequent to Acquisition	1,358
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	23,758
Accumulated Depreciation	749
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,310
Initial Cost of Buildings & Improvements	12,647
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,310
Carrying Amount of Buildings and Improvements	12,647
Accumulated Depreciation	292
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Annapolis, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	24,825
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,010
Carrying Amount of Buildings and Improvements	24,825
Accumulated Depreciation	509
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Ansted, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	14,113
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	14,113
Accumulated Depreciation	284
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Aspen Hill, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	9,008
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,008
Accumulated Depreciation	206
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Aurora, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760
Initial Cost of Buildings & Improvements	14,148
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,760
Carrying Amount of Buildings and Improvements	14,148
Accumulated Depreciation	388
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Avon Lake, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	790
Initial Cost of Buildings & Improvements	10,421
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	790
Carrying Amount of Buildings and Improvements	10,421
Accumulated Depreciation	297
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Ayer, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,074
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	22,074
Accumulated Depreciation	454
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Baltimore, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	14,884
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	14,884
Accumulated Depreciation	322
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Baltimore, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	5,039
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	5,039
Accumulated Depreciation	129
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1969
Seniors Housing Triple-net [Member] | Barnum, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Bedford, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	28,831
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	28,831
Accumulated Depreciation	589
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1978
Seniors Housing Triple-net [Member] | Benbrook, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,550
Initial Cost of Buildings & Improvements	13,553
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,550
Carrying Amount of Buildings and Improvements	13,553
Accumulated Depreciation	236
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Bluefield, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	12,463
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	12,463
Accumulated Depreciation	262
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Brookline, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,760
Initial Cost of Buildings & Improvements	9,217
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,760
Carrying Amount of Buildings and Improvements	9,217
Accumulated Depreciation	230
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Brooklyn Park, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,290
Initial Cost of Buildings & Improvements	16,329
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,290
Carrying Amount of Buildings and Improvements	16,329
Accumulated Depreciation	347
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Burleson, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,752
Initial Cost of Land	670
Initial Cost of Buildings & Improvements	13,985
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	670
Carrying Amount of Buildings and Improvements	13,985
Accumulated Depreciation	253
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Burlington, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700
Initial Cost of Buildings & Improvements	12,554
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,700
Carrying Amount of Buildings and Improvements	12,554
Accumulated Depreciation	306
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Burlington, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,170
Initial Cost of Buildings & Improvements	19,205
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,170
Carrying Amount of Buildings and Improvements	19,205
Accumulated Depreciation	274
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Cambridge, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	15,843
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	15,843
Accumulated Depreciation	329
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Catonsville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	15,003
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	15,003
Accumulated Depreciation	324
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1973
Seniors Housing Triple-net [Member] | Cedar Grove, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830
Initial Cost of Buildings & Improvements	10,939
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,830
Carrying Amount of Buildings and Improvements	10,939
Accumulated Depreciation	244
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Cedar Grove, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	27,737
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	27,737
Accumulated Depreciation	581
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Centreville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	14,602
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	14,602
Accumulated Depreciation	312
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Charles Town, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	230
Initial Cost of Buildings & Improvements	22,834
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	230
Carrying Amount of Buildings and Improvements	22,834
Accumulated Depreciation	454
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Charleston, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	17,575
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	17,575
Accumulated Depreciation	354
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Charleston, WV 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	5,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	5,430
Accumulated Depreciation	123
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Cinnaminson, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	6,663
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	6,663
Accumulated Depreciation	161
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Clark Summit, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	11,179
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	11,179
Accumulated Depreciation	247
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Clarks Summit, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	6,529
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	6,529
Accumulated Depreciation	148
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Cloquet, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	4,660
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	4,660
Accumulated Depreciation	33
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Cloquet, MN 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Colchester, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	4,860
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	4,860
Accumulated Depreciation	132
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Columbia Heights, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	825
Initial Cost of Buildings & Improvements	14,175
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	825
Carrying Amount of Buildings and Improvements	14,175
Accumulated Depreciation	94
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Concord, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	780
Initial Cost of Buildings & Improvements	18,423
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	780
Carrying Amount of Buildings and Improvements	18,423
Accumulated Depreciation	371
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Concord, NH 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760
Initial Cost of Buildings & Improvements	43,179
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,760
Carrying Amount of Buildings and Improvements	43,179
Accumulated Depreciation	867
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Concord, NH 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	3,041
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	3,041
Accumulated Depreciation	79
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Daniels, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	17,320
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	17,320
Accumulated Depreciation	347
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Dover, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	7,717
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	7,717
Accumulated Depreciation	170
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Dover, DE 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	22,266
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	22,266
Accumulated Depreciation	456
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Dundalk, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770
Initial Cost of Buildings & Improvements	32,047
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,770
Carrying Amount of Buildings and Improvements	32,047
Accumulated Depreciation	658
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | East Brunswick, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,380
Initial Cost of Buildings & Improvements	34,229
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,380
Carrying Amount of Buildings and Improvements	34,229
Accumulated Depreciation	300
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Easton, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	24,539
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	24,539
Accumulated Depreciation	518
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Eatontown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,190
Initial Cost of Buildings & Improvements	23,358
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,190
Carrying Amount of Buildings and Improvements	23,358
Accumulated Depreciation	489
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Hilltop, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	25,355
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	25,355
Accumulated Depreciation	514
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Huntington, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	32,261
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	32,261
Accumulated Depreciation	657
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Hurricane, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	21,454
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	21,454
Accumulated Depreciation	442
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Keene, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	9,639
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	9,639
Accumulated Depreciation	97
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Laconia, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	810
Initial Cost of Buildings & Improvements	14,434
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	810
Carrying Amount of Buildings and Improvements	14,434
Accumulated Depreciation	305
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Lake Zurich, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,470
Initial Cost of Buildings & Improvements	9,830
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,470
Carrying Amount of Buildings and Improvements	9,830
Accumulated Depreciation	197
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Lancaster, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	15,804
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	15,804
Accumulated Depreciation	324
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Lancaster, NH 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	434
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	434
Accumulated Depreciation	18
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Lancaster, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	890
Initial Cost of Buildings & Improvements	7,623
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	890
Carrying Amount of Buildings and Improvements	7,623
Accumulated Depreciation	180
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Langhorne, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	24,881
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	24,881
Accumulated Depreciation	524
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | La Plata, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	19,068
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	19,068
Accumulated Depreciation	402
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Lebanon, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	20,138
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	20,138
Accumulated Depreciation	413
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Leominster, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	6,201
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	6,201
Accumulated Depreciation	149
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1966
Seniors Housing Triple-net [Member] | Lewisburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260
Initial Cost of Buildings & Improvements	3,699
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	260
Carrying Amount of Buildings and Improvements	3,699
Accumulated Depreciation	90
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Libertyville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,343
Initial Cost of Land	6,500
Initial Cost of Buildings & Improvements	40,024
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,500
Carrying Amount of Buildings and Improvements	40,024
Accumulated Depreciation	742
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Lowell, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,070
Initial Cost of Buildings & Improvements	13,481
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,070
Carrying Amount of Buildings and Improvements	13,481
Accumulated Depreciation	298
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Lowell, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	3,378
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	3,378
Accumulated Depreciation	91
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Lutherville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	19,786
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	19,786
Accumulated Depreciation	407
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Macungie, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	29,033
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	29,033
Accumulated Depreciation	586
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Manahawkin, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	20,361
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	20,361
Accumulated Depreciation	425
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Manalapan, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	22,624
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	22,624
Accumulated Depreciation	199
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Marlinton, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	270
Initial Cost of Buildings & Improvements	8,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	270
Carrying Amount of Buildings and Improvements	8,430
Accumulated Depreciation	180
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Marmet, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	26,483
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	26,483
Accumulated Depreciation	527
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Martinsburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	17,180
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	17,180
Accumulated Depreciation	345
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Matawan, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	15,549
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	15,549
Accumulated Depreciation	312
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Mendham, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240
Initial Cost of Buildings & Improvements	27,169
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,240
Carrying Amount of Buildings and Improvements	27,169
Accumulated Depreciation	550
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Mercerville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	9,929
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	9,929
Accumulated Depreciation	222
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Meriden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	1,472
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	1,472
Accumulated Depreciation	68
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Middletown, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,480
Initial Cost of Buildings & Improvements	19,703
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,480
Carrying Amount of Buildings and Improvements	19,703
Accumulated Depreciation	417
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Milford, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	7,816
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	7,816
Accumulated Depreciation	172
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Milford, DE 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	19,216
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	19,216
Accumulated Depreciation	404
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Millersville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	1,020
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	1,020
Accumulated Depreciation	31
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Millville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	29,944
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	29,944
Accumulated Depreciation	615
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Monmouth Junction, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	6,209
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	6,209
Accumulated Depreciation	146
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Monroe Twp, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,160
Initial Cost of Buildings & Improvements	13,193
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,160
Carrying Amount of Buildings and Improvements	13,193
Accumulated Depreciation	296
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Montville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,500
Initial Cost of Buildings & Improvements	31,002
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,500
Carrying Amount of Buildings and Improvements	31,002
Accumulated Depreciation	278
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Morgantown, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830
Initial Cost of Buildings & Improvements	20,541
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,830
Carrying Amount of Buildings and Improvements	20,541
Accumulated Depreciation	443
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Naperville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,144
Initial Cost of Land	3,470
Initial Cost of Buildings & Improvements	29,547
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,470
Carrying Amount of Buildings and Improvements	29,547
Accumulated Depreciation	558
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Naugatuck, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	15,826
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	15,826
Accumulated Depreciation	335
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | New Braunfels, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	19,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	19,800
Accumulated Depreciation	401
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Newport, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	3,867
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	3,867
Accumulated Depreciation	91
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Norristown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	19,488
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	19,488
Accumulated Depreciation	404
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | North Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	21,817
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	21,817
Accumulated Depreciation	450
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | North Andover, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,070
Initial Cost of Buildings & Improvements	17,341
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,070
Carrying Amount of Buildings and Improvements	17,341
Accumulated Depreciation	370
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | North Cape May, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	22,266
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	22,266
Accumulated Depreciation	456
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Oak Hill, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	24,506
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	24,506
Accumulated Depreciation	486
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Oak Hill, WV 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	721
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	721
Accumulated Depreciation	31
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Orwigsburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	20,632
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	20,632
Accumulated Depreciation	429
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Panama City Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	7,717
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	7,717
Accumulated Depreciation	118
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Parkersburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	21,288
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	21,288
Accumulated Depreciation	431
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Parkville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	16,071
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	16,071
Accumulated Depreciation	344
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Parkville, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	791
Initial Cost of Buildings & Improvements	11,186
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	791
Carrying Amount of Buildings and Improvements	11,186
Accumulated Depreciation	245
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Parkville, MD 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	11,768
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	11,768
Accumulated Depreciation	256
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Pennington, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,380
Initial Cost of Buildings & Improvements	27,620
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,380
Carrying Amount of Buildings and Improvements	27,620
Accumulated Depreciation	120
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Pennsauken, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	10,780
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	10,780
Accumulated Depreciation	258
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Petoskey, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,456
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	14,452
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	14,452
Accumulated Depreciation	337
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Philadelphia, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700
Initial Cost of Buildings & Improvements	25,709
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,700
Carrying Amount of Buildings and Improvements	25,709
Accumulated Depreciation	540
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1976
Seniors Housing Triple-net [Member] | Philadelphia, PA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,930
Initial Cost of Buildings & Improvements	10,433
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,930
Carrying Amount of Buildings and Improvements	10,433
Accumulated Depreciation	257
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Philadelphia, PA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	11,239
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	11,239
Accumulated Depreciation	228
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Philadelphia, PA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,810
Initial Cost of Buildings & Improvements	16,898
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,810
Carrying Amount of Buildings and Improvements	16,898
Accumulated Depreciation	381
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Phillipsburg, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	21,175
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	21,175
Accumulated Depreciation	448
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Phillipsburg, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	8,114
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	8,114
Accumulated Depreciation	171
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Plainview, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,990
Initial Cost of Buildings & Improvements	11,969
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,990
Carrying Amount of Buildings and Improvements	11,969
Accumulated Depreciation	120
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Pottsville, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	26,964
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	26,964
Accumulated Depreciation	566
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Princeton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,730
Initial Cost of Buildings & Improvements	30,888
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,730
Carrying Amount of Buildings and Improvements	30,888
Accumulated Depreciation	133
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Quakertown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,040
Initial Cost of Buildings & Improvements	25,389
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,040
Carrying Amount of Buildings and Improvements	25,389
Accumulated Depreciation	521
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Reading, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	19,906
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	19,906
Accumulated Depreciation	415
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Red Bank, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	21,275
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,050
Carrying Amount of Buildings and Improvements	21,275
Accumulated Depreciation	187
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Ridgewood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	16,170
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	16,170
Accumulated Depreciation	332
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1971
Seniors Housing Triple-net [Member] | Rockville Centre, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,290
Initial Cost of Buildings & Improvements	20,310
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,290
Carrying Amount of Buildings and Improvements	20,310
Accumulated Depreciation	189
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Rockville, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	4,835
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	4,835
Accumulated Depreciation	137
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1960
Seniors Housing Triple-net [Member] | Rutland, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,190
Initial Cost of Buildings & Improvements	23,655
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,190
Carrying Amount of Buildings and Improvements	23,655
Accumulated Depreciation	494
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Sanatoga, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	30,695
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	30,695
Accumulated Depreciation	618
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Scott Depot, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	6,876
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	6,876
Accumulated Depreciation	151
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Seaford, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	14,029
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	14,029
Accumulated Depreciation	308
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Severna Park, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120
Initial Cost of Buildings & Improvements	31,273
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,120
Carrying Amount of Buildings and Improvements	31,273
Accumulated Depreciation	632
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Shepherdstown, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	13,806
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	13,806
Accumulated Depreciation	279
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Shillington, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	19,569
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	19,569
Accumulated Depreciation	410
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Sissonville, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	23,948
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	23,948
Accumulated Depreciation	488
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Sisterville, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	5,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	5,400
Accumulated Depreciation	123
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Somerset, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	29,577
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,010
Carrying Amount of Buildings and Improvements	29,577
Accumulated Depreciation	599
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Southbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,860
Initial Cost of Buildings & Improvements	23,613
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,860
Carrying Amount of Buildings and Improvements	23,613
Accumulated Depreciation	462
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Spencer, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	8,810
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	8,810
Accumulated Depreciation	185
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Spring House, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	10,780
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	10,780
Accumulated Depreciation	240
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | St. Charles, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580
Initial Cost of Buildings & Improvements	15,555
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	580
Carrying Amount of Buildings and Improvements	15,555
Accumulated Depreciation	328
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Summit, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,413
Initial Cost of Land	3,080
Initial Cost of Buildings & Improvements	14,152
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,080
Carrying Amount of Buildings and Improvements	14,152
Accumulated Depreciation	265
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Thomasville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	13,899
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	13,899
Accumulated Depreciation	205
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Tomball, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	13,300
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,050
Carrying Amount of Buildings and Improvements	13,300
Accumulated Depreciation	313
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Towson, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,180
Initial Cost of Buildings & Improvements	13,280
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,180
Carrying Amount of Buildings and Improvements	13,280
Accumulated Depreciation	286
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1973
Seniors Housing Triple-net [Member] | Trumbull, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,164
Initial Cost of Land	4,440
Initial Cost of Buildings & Improvements	43,384
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,440
Carrying Amount of Buildings and Improvements	43,384
Accumulated Depreciation	775
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Uniontown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	6,817
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	6,817
Accumulated Depreciation	147
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1964
Seniors Housing Triple-net [Member] | Valley Falls, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080
Initial Cost of Buildings & Improvements	7,433
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,080
Carrying Amount of Buildings and Improvements	7,433
Accumulated Depreciation	162
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Voorhees, NJ 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	37,299
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	37,299
Accumulated Depreciation	776
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Voorhees, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,900
Initial Cost of Buildings & Improvements	26,040
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,900
Carrying Amount of Buildings and Improvements	26,040
Accumulated Depreciation	549
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Waconia, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	890
Initial Cost of Buildings & Improvements	14,726
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	890
Carrying Amount of Buildings and Improvements	14,726
Accumulated Depreciation	96
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Wall, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,650
Initial Cost of Buildings & Improvements	25,350
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,650
Carrying Amount of Buildings and Improvements	25,350
Accumulated Depreciation	111
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2003
Seniors Housing Triple-net [Member] | Wallingford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	1,210
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	1,210
Accumulated Depreciation	44
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1962
Seniors Housing Triple-net [Member] | Warren, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,000
Initial Cost of Buildings & Improvements	30,810
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,000
Carrying Amount of Buildings and Improvements	30,810
Accumulated Depreciation	268
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Warwick, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,530
Initial Cost of Buildings & Improvements	18,564
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,530
Carrying Amount of Buildings and Improvements	18,564
Accumulated Depreciation	397
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Watchung, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,920
Initial Cost of Buildings & Improvements	24,880
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,920
Carrying Amount of Buildings and Improvements	24,880
Accumulated Depreciation	108
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | West Chester, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	29,237
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	29,237
Accumulated Depreciation	606
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | West Orange, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,280
Initial Cost of Buildings & Improvements	10,687
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,280
Carrying Amount of Buildings and Improvements	10,687
Accumulated Depreciation	248
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Westfield, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,270
Initial Cost of Buildings & Improvements	16,589
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,270
Carrying Amount of Buildings and Improvements	16,589
Accumulated Depreciation	382
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Westford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	13,829
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	13,829
Accumulated Depreciation	298
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Wilkes Barre, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	13,842
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	13,842
Accumulated Depreciation	298
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Wilkes Barre, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	570
Initial Cost of Buildings & Improvements	2,301
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	570
Carrying Amount of Buildings and Improvements	2,301
Accumulated Depreciation	78
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Williamsport, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	4,946
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	4,946
Accumulated Depreciation	112
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1991
Seniors Housing Triple-net [Member] | Williamsport, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	8,487
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	8,487
Accumulated Depreciation	198
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Willow Grove, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	14,736
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	14,736
Accumulated Depreciation	331
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Wilmington, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	9,494
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	9,494
Accumulated Depreciation	211
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Windsor, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	8,539
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	8,539
Accumulated Depreciation	207
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1969
Seniors Housing Triple-net [Member] | Windsor, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	600
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	600
Accumulated Depreciation	38
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1974
Seniors Housing Triple-net [Member] | Wyncote, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700
Initial Cost of Buildings & Improvements	22,244
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,700
Carrying Amount of Buildings and Improvements	22,244
Accumulated Depreciation	474
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Wyncote, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	21,256
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	21,256
Accumulated Depreciation	433
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Wyncote, PA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	7,811
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	7,811
Accumulated Depreciation	166
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Agawam, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,230
Initial Cost of Buildings & Improvements	13,618
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,230
Carrying Amount of Buildings and Improvements	13,618
Accumulated Depreciation	299
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Agawam, MA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930
Initial Cost of Buildings & Improvements	15,304
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	930
Carrying Amount of Buildings and Improvements	15,304
Accumulated Depreciation	326
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Agawam, MA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	10,661
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	10,661
Accumulated Depreciation	239
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Agawam, MA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	10,562
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	10,562
Accumulated Depreciation	236
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1967
Seniors Housing Triple-net [Member] | Brick, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690
Initial Cost of Buildings & Improvements	17,125
Cost Capitalized Subsequent to Acquisition	16
Carrying Amount of Land	690
Carrying Amount of Buildings and Improvements	17,141
Accumulated Depreciation	439
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Bridgewater, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	31,810
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	31,810
Accumulated Depreciation	282
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Longwood, FL 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,260
Initial Cost of Buildings & Improvements	6,445
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,260
Carrying Amount of Buildings and Improvements	6,445
Accumulated Depreciation	32
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Mcmurray, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,440
Initial Cost of Buildings & Improvements	15,805
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,440
Carrying Amount of Buildings and Improvements	15,805
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Morton Grove, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,900
Initial Cost of Buildings & Improvements	19,374
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,900
Carrying Amount of Buildings and Improvements	19,374
Accumulated Depreciation	44
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | San Antonio, TX 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,030
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	13,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	13,360
Accumulated Depreciation	1,755
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Seniors Housing Triple-net [Member] | West Bend, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	17,790
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	17,790
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Akron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	20,200
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	20,200
Accumulated Depreciation	1,057
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2008
Medical Facility [Member] | Amarillo, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	72
Initial Cost of Buildings & Improvements	11,928
Cost Capitalized Subsequent to Acquisition	1,400
Carrying Amount of Land	72
Carrying Amount of Buildings and Improvements	13,328
Accumulated Depreciation	2,139
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1986
Medical Facility [Member] | Arcadia, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,941
Initial Cost of Land	5,408
Initial Cost of Buildings & Improvements	23,219
Cost Capitalized Subsequent to Acquisition	1,354
Carrying Amount of Land	5,618
Carrying Amount of Buildings and Improvements	24,362
Accumulated Depreciation	4,399
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1984
Medical Facility [Member] | Atlanta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,931
Initial Cost of Buildings & Improvements	18,720
Cost Capitalized Subsequent to Acquisition	2,123
Carrying Amount of Land	5,293
Carrying Amount of Buildings and Improvements	20,480
Accumulated Depreciation	4,509
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1992
Medical Facility [Member] | Bellingham, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	9,270
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	9,270
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2010
Medical Facility [Member] | Bartlett, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,349
Initial Cost of Land	187
Initial Cost of Buildings & Improvements	15,015
Cost Capitalized Subsequent to Acquisition	748
Carrying Amount of Land	187
Carrying Amount of Buildings and Improvements	15,763
Accumulated Depreciation	2,801
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Boynton Beach Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,507
Initial Cost of Land	2,048
Initial Cost of Buildings & Improvements	7,692
Cost Capitalized Subsequent to Acquisition	204
Carrying Amount of Land	2,048
Carrying Amount of Buildings and Improvements	7,896
Accumulated Depreciation	1,855
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1995
Medical Facility [Member] | Boynton Beach Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,043
Initial Cost of Land	2,048
Initial Cost of Buildings & Improvements	7,403
Cost Capitalized Subsequent to Acquisition	732
Carrying Amount of Land	2,048
Carrying Amount of Buildings and Improvements	8,134
Accumulated Depreciation	1,506
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Boynton Beach Fl Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,187
Initial Cost of Land	109
Initial Cost of Buildings & Improvements	11,235
Cost Capitalized Subsequent to Acquisition	1,009
Carrying Amount of Land	117
Carrying Amount of Buildings and Improvements	12,236
Accumulated Depreciation	2,053
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1996
Medical Facility [Member] | Boardman, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	11,787
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	11,787
Accumulated Depreciation	601
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Medical Facility [Member] | Boardman Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	12,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	12,800
Accumulated Depreciation	1,292
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2008
Medical Facility [Member] | Bellaire, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,551
Initial Cost of Buildings & Improvements	46,105
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,551
Carrying Amount of Buildings and Improvements	46,105
Accumulated Depreciation	6,577
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2005
Medical Facility [Member] | Bellaire Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,972
Initial Cost of Buildings & Improvements	33,445
Cost Capitalized Subsequent to Acquisition	1,601
Carrying Amount of Land	2,972
Carrying Amount of Buildings and Improvements	35,046
Accumulated Depreciation	5,677
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2005
Medical Facility [Member] | Birmingham, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	52
Initial Cost of Buildings & Improvements	9,950
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	52
Carrying Amount of Buildings and Improvements	9,950
Accumulated Depreciation	1,898
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1971
Medical Facility [Member] | Bowling Green, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,800
Initial Cost of Buildings & Improvements	26,700
Cost Capitalized Subsequent to Acquisition	143
Carrying Amount of Land	3,800
Carrying Amount of Buildings and Improvements	26,843
Accumulated Depreciation	2,395
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1992
Medical Facility [Member] | Bellevue, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,833
Cost Capitalized Subsequent to Acquisition	519
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,352
Accumulated Depreciation	907
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2010
Medical Facility [Member] | Bellevue Ne One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,500
Initial Cost of Buildings & Improvements	109,719
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,500
Carrying Amount of Buildings and Improvements	109,719
Accumulated Depreciation	4,363
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2010
Medical Facility [Member] | Boca Raton, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,520
Initial Cost of Land	109
Initial Cost of Buildings & Improvements	34,002
Cost Capitalized Subsequent to Acquisition	1,548
Carrying Amount of Land	124
Carrying Amount of Buildings and Improvements	35,535
Accumulated Depreciation	6,255
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1995
Medical Facility [Member] | Bridgeton, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	30,221
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	30,221
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2011
Medical Facility [Member] | Cedar Grove, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	113
Initial Cost of Buildings & Improvements	618
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	113
Carrying Amount of Buildings and Improvements	618
Accumulated Depreciation	41
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1986
Medical Facility [Member] | Claremore, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,238
Initial Cost of Land	132
Initial Cost of Buildings & Improvements	12,829
Cost Capitalized Subsequent to Acquisition	270
Carrying Amount of Land	132
Carrying Amount of Buildings and Improvements	13,099
Accumulated Depreciation	2,346
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2005
Medical Facility [Member] | Corpus Christi, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	77
Initial Cost of Buildings & Improvements	3,923
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	77
Carrying Amount of Buildings and Improvements	3,923
Accumulated Depreciation	772
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1968
Medical Facility [Member] | Coral Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,598
Initial Cost of Buildings & Improvements	10,627
Cost Capitalized Subsequent to Acquisition	797
Carrying Amount of Land	1,636
Carrying Amount of Buildings and Improvements	11,385
Accumulated Depreciation	2,515
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Dade City, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,211
Initial Cost of Buildings & Improvements	5,511
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,211
Carrying Amount of Buildings and Improvements	5,511
Accumulated Depreciation	83
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Medical Facility [Member] | Dallas, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,212
Initial Cost of Land	137
Initial Cost of Buildings & Improvements	28,690
Cost Capitalized Subsequent to Acquisition	592
Carrying Amount of Land	137
Carrying Amount of Buildings and Improvements	29,282
Accumulated Depreciation	5,268
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1995
Medical Facility [Member] | Denton, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,152
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	19,407
Cost Capitalized Subsequent to Acquisition	610
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	20,017
Accumulated Depreciation	2,874
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2005
Medical Facility [Member] | Delray Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,882
Initial Cost of Buildings & Improvements	34,767
Cost Capitalized Subsequent to Acquisition	4,288
Carrying Amount of Land	1,941
Carrying Amount of Buildings and Improvements	38,996
Accumulated Depreciation	7,722
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1985
Medical Facility [Member] | Durham, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,350
Initial Cost of Buildings & Improvements	9,320
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,350
Carrying Amount of Buildings and Improvements	9,320
Accumulated Depreciation	2,867
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1980
Medical Facility [Member] | Edina, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,667
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	15,132
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	15,132
Accumulated Depreciation	661
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2003
Medical Facility [Member] | El Paso, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,193
Initial Cost of Land	677
Initial Cost of Buildings & Improvements	17,075
Cost Capitalized Subsequent to Acquisition	1,098
Carrying Amount of Land	677
Carrying Amount of Buildings and Improvements	18,173
Accumulated Depreciation	3,545
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | El Paso Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,400
Initial Cost of Buildings & Improvements	32,800
Cost Capitalized Subsequent to Acquisition	424
Carrying Amount of Land	2,400
Carrying Amount of Buildings and Improvements	33,224
Accumulated Depreciation	4,070
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2003
Medical Facility [Member] | El Paso Tx Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	6,700
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	6,700
Accumulated Depreciation	656
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2003
Medical Facility [Member] | El Paso Tx Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	112
Initial Cost of Buildings & Improvements	15,888
Cost Capitalized Subsequent to Acquisition	162
Carrying Amount of Land	112
Carrying Amount of Buildings and Improvements	16,050
Accumulated Depreciation	2,671
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1994
Medical Facility [Member] | Everett, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,842
Initial Cost of Buildings & Improvements	26,010
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,842
Carrying Amount of Buildings and Improvements	26,010
Accumulated Depreciation	834
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Fayetteville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,262
Initial Cost of Land	959
Initial Cost of Buildings & Improvements	7,540
Cost Capitalized Subsequent to Acquisition	592
Carrying Amount of Land	986
Carrying Amount of Buildings and Improvements	8,104
Accumulated Depreciation	1,577
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1999
Medical Facility [Member] | Fresno, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,500
Initial Cost of Buildings & Improvements	35,800
Cost Capitalized Subsequent to Acquisition	118
Carrying Amount of Land	2,500
Carrying Amount of Buildings and Improvements	35,918
Accumulated Depreciation	3,211
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1991
Medical Facility [Member] | Franklin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,338
Initial Cost of Buildings & Improvements	12,138
Cost Capitalized Subsequent to Acquisition	709
Carrying Amount of Land	2,338
Carrying Amount of Buildings and Improvements	12,847
Accumulated Depreciation	2,308
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1988
Medical Facility [Member] | Franklin, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,021
Initial Cost of Land	6,872
Initial Cost of Buildings & Improvements	7,550
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,872
Carrying Amount of Buildings and Improvements	7,550
Accumulated Depreciation	531
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1984
Medical Facility [Member] | Frisco, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,057
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,635
Cost Capitalized Subsequent to Acquisition	60
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,695
Accumulated Depreciation	3,134
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Frisco Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,309
Cost Capitalized Subsequent to Acquisition	1,380
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,689
Accumulated Depreciation	2,919
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Fort Wayne, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	8,232
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	8,232
Accumulated Depreciation	963
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2006
Medical Facility [Member] | Green Bay, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,590
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	14,891
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,891
Accumulated Depreciation	925
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2002
Medical Facility [Member] | Green Bay Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	20,098
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	20,098
Accumulated Depreciation	1,225
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2002
Medical Facility [Member] | Glendale, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,126
Initial Cost of Land	37
Initial Cost of Buildings & Improvements	18,398
Cost Capitalized Subsequent to Acquisition	4
Carrying Amount of Land	37
Carrying Amount of Buildings and Improvements	18,402
Accumulated Depreciation	3,092
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2002
Medical Facility [Member] | Gallatin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	20
Initial Cost of Buildings & Improvements	19,432
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	20
Carrying Amount of Buildings and Improvements	19,432
Accumulated Depreciation	1,416
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1997
Medical Facility [Member] | Greeley, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	877
Initial Cost of Buildings & Improvements	6,707
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	877
Carrying Amount of Buildings and Improvements	6,707
Accumulated Depreciation	1,366
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1997
Medical Facility [Member] | Germantown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,049
Initial Cost of Buildings & Improvements	12,456
Cost Capitalized Subsequent to Acquisition	562
Carrying Amount of Land	3,049
Carrying Amount of Buildings and Improvements	13,017
Accumulated Depreciation	2,264
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2002
Medical Facility [Member] | Greeneville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	970
Initial Cost of Buildings & Improvements	10,032
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	970
Carrying Amount of Buildings and Improvements	10,032
Accumulated Depreciation	478
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2005
Medical Facility [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10,395
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	10,395
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2011
Medical Facility [Member] | Jupiter, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,106
Initial Cost of Land	2,252
Initial Cost of Buildings & Improvements	11,415
Cost Capitalized Subsequent to Acquisition	73
Carrying Amount of Land	2,252
Carrying Amount of Buildings and Improvements	11,488
Accumulated Depreciation	2,443
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2001
Medical Facility [Member] | Jupiter Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,422
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	5,858
Cost Capitalized Subsequent to Acquisition	2,868
Carrying Amount of Land	2,825
Carrying Amount of Buildings and Improvements	5,901
Accumulated Depreciation	1,218
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Killeen, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	22,667
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	22,667
Accumulated Depreciation	1,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2010
Medical Facility [Member] | Kenosha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,886
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,058
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,058
Accumulated Depreciation	1,098
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1993
Medical Facility [Member] | Lafayette, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,928
Initial Cost of Buildings & Improvements	10,483
Cost Capitalized Subsequent to Acquisition	25
Carrying Amount of Land	1,928
Carrying Amount of Buildings and Improvements	10,509
Accumulated Depreciation	2,034
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Lenexa, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,177
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	16,013
Cost Capitalized Subsequent to Acquisition	1,730
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	17,743
Accumulated Depreciation	860
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Medical Facility [Member] | Los Gatos, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	488
Initial Cost of Buildings & Improvements	22,386
Cost Capitalized Subsequent to Acquisition	1,055
Carrying Amount of Land	488
Carrying Amount of Buildings and Improvements	23,440
Accumulated Depreciation	4,561
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Lakeway, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,484
Initial Cost of Buildings & Improvements	24,886
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,484
Carrying Amount of Buildings and Improvements	24,886
Accumulated Depreciation	53
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2011
Medical Facility [Member] | Lawrenceville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,279
Initial Cost of Buildings & Improvements	10,732
Cost Capitalized Subsequent to Acquisition	121
Carrying Amount of Land	2,305
Carrying Amount of Buildings and Improvements	10,827
Accumulated Depreciation	2,132
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2001
Medical Facility [Member] | Lawrenceville Ga One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,054
Initial Cost of Buildings & Improvements	4,974
Cost Capitalized Subsequent to Acquisition	92
Carrying Amount of Land	1,077
Carrying Amount of Buildings and Improvements	5,044
Accumulated Depreciation	1,030
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2002
Medical Facility [Member] | Lincoln, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,962
Initial Cost of Land	1,420
Initial Cost of Buildings & Improvements	29,692
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,420
Carrying Amount of Buildings and Improvements	29,692
Accumulated Depreciation	1,835
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2003
Medical Facility [Member] | Loxahatchee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,637
Initial Cost of Buildings & Improvements	5,048
Cost Capitalized Subsequent to Acquisition	786
Carrying Amount of Land	1,652
Carrying Amount of Buildings and Improvements	5,819
Accumulated Depreciation	1,007
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Loxahatchee Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,340
Initial Cost of Buildings & Improvements	6,509
Cost Capitalized Subsequent to Acquisition	33
Carrying Amount of Land	1,345
Carrying Amount of Buildings and Improvements	6,537
Accumulated Depreciation	1,257
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Loxahatchee Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,651
Initial Cost of Land	1,553
Initial Cost of Buildings & Improvements	4,694
Cost Capitalized Subsequent to Acquisition	554
Carrying Amount of Land	1,567
Carrying Amount of Buildings and Improvements	5,234
Accumulated Depreciation	913
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1994
Medical Facility [Member] | Los Alamitos, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,067
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,635
Cost Capitalized Subsequent to Acquisition	383
Carrying Amount of Land	39
Carrying Amount of Buildings and Improvements	18,979
Accumulated Depreciation	3,158
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2003
Medical Facility [Member] | Lake St Louis, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	11,937
Cost Capitalized Subsequent to Acquisition	1,947
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	13,884
Accumulated Depreciation	664
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Medical Facility [Member] | Las Vegas, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,923
Initial Cost of Land	74
Initial Cost of Buildings & Improvements	15,287
Cost Capitalized Subsequent to Acquisition	321
Carrying Amount of Land	74
Carrying Amount of Buildings and Improvements	15,608
Accumulated Depreciation	3,212
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2000
Medical Facility [Member] | Las Vegas Nv One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	952
Initial Cost of Buildings & Improvements	9,618
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	952
Carrying Amount of Buildings and Improvements	9,618
Accumulated Depreciation	1,504
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1991
Medical Facility [Member] | Las Vegas Nv Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,006
Initial Cost of Buildings & Improvements	10,255
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,006
Carrying Amount of Buildings and Improvements	10,255
Accumulated Depreciation	1,644
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1991
Medical Facility [Member] | Las Vegas Nv Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,182
Initial Cost of Buildings & Improvements	17,200
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,182
Carrying Amount of Buildings and Improvements	17,200
Accumulated Depreciation	2,947
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1995
Medical Facility [Member] | Las Vegas Nv Four [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,595
Initial Cost of Buildings & Improvements	17,902
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,595
Carrying Amount of Buildings and Improvements	17,902
Accumulated Depreciation	2,854
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1982
Medical Facility [Member] | Lakewood, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	146
Initial Cost of Buildings & Improvements	14,885
Cost Capitalized Subsequent to Acquisition	859
Carrying Amount of Land	146
Carrying Amount of Buildings and Improvements	15,744
Accumulated Depreciation	2,616
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Merrillville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,134
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	22,134
Accumulated Depreciation	2,327
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2006
Medical Facility [Member] | Merrillville In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	11,699
Cost Capitalized Subsequent to Acquisition	154
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	11,853
Accumulated Depreciation	1,159
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Medical Facility [Member] | Marinette, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,949
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,538
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	13,538
Accumulated Depreciation	991
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2002
Medical Facility [Member] | Malabar, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,000
Initial Cost of Buildings & Improvements	12,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,000
Carrying Amount of Buildings and Improvements	12,000
Accumulated Depreciation	300
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Medical Facility [Member] | Middletown, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,756
Initial Cost of Buildings & Improvements	20,364
Cost Capitalized Subsequent to Acquisition	568
Carrying Amount of Land	1,756
Carrying Amount of Buildings and Improvements	20,932
Accumulated Depreciation	5,148
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1998
Medical Facility [Member] | Mesa, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,558
Initial Cost of Buildings & Improvements	9,561
Cost Capitalized Subsequent to Acquisition	268
Carrying Amount of Land	1,558
Carrying Amount of Buildings and Improvements	9,829
Accumulated Depreciation	1,985
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1989
Medical Facility [Member] | Meridian, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,600
Initial Cost of Buildings & Improvements	20,802
Cost Capitalized Subsequent to Acquisition	251
Carrying Amount of Land	3,600
Carrying Amount of Buildings and Improvements	21,053
Accumulated Depreciation	2,676
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2008
Medical Facility [Member] | Marlton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	38,300
Cost Capitalized Subsequent to Acquisition	207
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	38,507
Accumulated Depreciation	3,435
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1994
Medical Facility [Member] | Morrow, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	818
Initial Cost of Buildings & Improvements	8,064
Cost Capitalized Subsequent to Acquisition	184
Carrying Amount of Land	834
Carrying Amount of Buildings and Improvements	8,232
Accumulated Depreciation	1,617
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1990
Medical Facility [Member] | Mount Juliet, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,849
Initial Cost of Land	1,566
Initial Cost of Buildings & Improvements	11,697
Cost Capitalized Subsequent to Acquisition	554
Carrying Amount of Land	1,566
Carrying Amount of Buildings and Improvements	12,251
Accumulated Depreciation	2,180
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2005
Medical Facility [Member] | Muskego, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,727
Initial Cost of Land	964
Initial Cost of Buildings & Improvements	2,159
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	964
Carrying Amount of Buildings and Improvements	2,159
Accumulated Depreciation	131
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1993
Medical Facility [Member] | Milwaukee, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,874
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	8,457
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	8,457
Accumulated Depreciation	556
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1930
Medical Facility [Member] | Milwaukee Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,904
Initial Cost of Land	1,425
Initial Cost of Buildings & Improvements	11,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,425
Carrying Amount of Buildings and Improvements	11,520
Accumulated Depreciation	988
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1962
Medical Facility [Member] | Milwaukee Wi Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,659
Initial Cost of Land	922
Initial Cost of Buildings & Improvements	2,185
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	922
Carrying Amount of Buildings and Improvements	2,185
Accumulated Depreciation	234
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1958
Medical Facility [Member] | Milwaukee Wi Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	24,416
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	44,535
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	44,535
Accumulated Depreciation	2,650
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1983
Medical Facility [Member] | Midwest City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	146
Initial Cost of Buildings & Improvements	3,854
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	146
Carrying Amount of Buildings and Improvements	3,854
Accumulated Depreciation	739
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1996
Medical Facility [Member] | Melbourne, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,000
Initial Cost of Buildings & Improvements	69,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	7,000
Carrying Amount of Buildings and Improvements	69,000
Accumulated Depreciation	1,725
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2009
Medical Facility [Member] | Melbourne Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	24,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	24,400
Accumulated Depreciation	610
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2003
Medical Facility [Member] | Melbourne Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	9,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	9,400
Accumulated Depreciation	235
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1986
Medical Facility [Member] | Merced, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,772
Cost Capitalized Subsequent to Acquisition	927
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,699
Accumulated Depreciation	942
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2010
Medical Facility [Member] | Nashville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,806
Initial Cost of Buildings & Improvements	7,165
Cost Capitalized Subsequent to Acquisition	988
Carrying Amount of Land	1,806
Carrying Amount of Buildings and Improvements	8,153
Accumulated Depreciation	1,890
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1986
Medical Facility [Member] | Nashville Tn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,300
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	7,148
Carrying Amount of Land	11,448
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2010
Medical Facility [Member] | New Berlin, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,630
Initial Cost of Land	3,739
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,739
Carrying Amount of Buildings and Improvements	8,290
Accumulated Depreciation	547
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1993
Medical Facility [Member] | Niagara Falls, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,145
Initial Cost of Buildings & Improvements	10,574
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,145
Carrying Amount of Buildings and Improvements	10,574
Accumulated Depreciation	2,324
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1990
Medical Facility [Member] | Orange Village, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	7,419
Cost Capitalized Subsequent to Acquisition	55
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	7,473
Accumulated Depreciation	1,693
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1985
Medical Facility [Member] | Oshkosh, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,339
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,339
Accumulated Depreciation	1,107
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Medical Facility [Member] | Oshkosh Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,834
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,881
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	15,881
Accumulated Depreciation	949
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Medical Facility [Member] | Palm Springs, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	365
Initial Cost of Buildings & Improvements	12,396
Cost Capitalized Subsequent to Acquisition	1,021
Carrying Amount of Land	365
Carrying Amount of Buildings and Improvements	13,417
Accumulated Depreciation	2,486
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1998
Medical Facility [Member] | Palm Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,717
Initial Cost of Land	739
Initial Cost of Buildings & Improvements	4,066
Cost Capitalized Subsequent to Acquisition	53
Carrying Amount of Land	739
Carrying Amount of Buildings and Improvements	4,119
Accumulated Depreciation	864
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Palm Springs Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,182
Initial Cost of Buildings & Improvements	7,765
Cost Capitalized Subsequent to Acquisition	81
Carrying Amount of Land	1,182
Carrying Amount of Buildings and Improvements	7,846
Accumulated Depreciation	1,699
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Pearland, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	781
Initial Cost of Buildings & Improvements	5,517
Cost Capitalized Subsequent to Acquisition	54
Carrying Amount of Land	781
Carrying Amount of Buildings and Improvements	5,570
Accumulated Depreciation	1,136
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2000
Medical Facility [Member] | Pearland Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,700
Initial Cost of Land	948
Initial Cost of Buildings & Improvements	4,556
Cost Capitalized Subsequent to Acquisition	105
Carrying Amount of Land	948
Carrying Amount of Buildings and Improvements	4,661
Accumulated Depreciation	893
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2002
Medical Facility [Member] | Phoenix, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,149
Initial Cost of Buildings & Improvements	48,018
Cost Capitalized Subsequent to Acquisition	9,537
Carrying Amount of Land	1,149
Carrying Amount of Buildings and Improvements	57,556
Accumulated Depreciation	9,101
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1998
Medical Facility [Member] | Pineville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	961
Initial Cost of Buildings & Improvements	6,974
Cost Capitalized Subsequent to Acquisition	1,604
Carrying Amount of Land	1,069
Carrying Amount of Buildings and Improvements	8,470
Accumulated Depreciation	1,467
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1988
Medical Facility [Member] | Plantation, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,615
Initial Cost of Land	8,563
Initial Cost of Buildings & Improvements	10,666
Cost Capitalized Subsequent to Acquisition	2,037
Carrying Amount of Land	8,575
Carrying Amount of Buildings and Improvements	12,691
Accumulated Depreciation	3,186
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Plantation Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,945
Initial Cost of Land	8,848
Initial Cost of Buildings & Improvements	9,262
Cost Capitalized Subsequent to Acquisition	172
Carrying Amount of Land	8,896
Carrying Amount of Buildings and Improvements	9,385
Accumulated Depreciation	4,411
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1996
Medical Facility [Member] | Plano, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,423
Initial Cost of Buildings & Improvements	20,752
Cost Capitalized Subsequent to Acquisition	18
Carrying Amount of Land	5,423
Carrying Amount of Buildings and Improvements	20,770
Accumulated Depreciation	4,487
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2007
Medical Facility [Member] | Plano Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	195
Initial Cost of Buildings & Improvements	14,805
Cost Capitalized Subsequent to Acquisition	500
Carrying Amount of Land	195
Carrying Amount of Buildings and Improvements	15,305
Accumulated Depreciation	2,528
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1995
Medical Facility [Member] | Plymouth, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,722
Initial Cost of Land	1,250
Initial Cost of Buildings & Improvements	1,870
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250
Carrying Amount of Buildings and Improvements	1,870
Accumulated Depreciation	138
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1991
Medical Facility [Member] | Palmer, AK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,478
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	29,705
Cost Capitalized Subsequent to Acquisition	628
Carrying Amount of Land	217
Carrying Amount of Buildings and Improvements	30,116
Accumulated Depreciation	4,739
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2006
Medical Facility [Member] | Sacramento, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	866
Initial Cost of Buildings & Improvements	12,756
Cost Capitalized Subsequent to Acquisition	785
Carrying Amount of Land	866
Carrying Amount of Buildings and Improvements	13,540
Accumulated Depreciation	2,255
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1990
Medical Facility [Member] | San Antonio Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,050
Initial Cost of Buildings & Improvements	16,251
Cost Capitalized Subsequent to Acquisition	1,473
Carrying Amount of Land	2,050
Carrying Amount of Buildings and Improvements	17,724
Accumulated Depreciation	4,636
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1999
Medical Facility [Member] | San Antonio Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	17,303
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	17,303
Accumulated Depreciation	3,061
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2007
Medical Facility [Member] | San Bernardino, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700
Initial Cost of Buildings & Improvements	14,300
Cost Capitalized Subsequent to Acquisition	462
Carrying Amount of Land	3,700
Carrying Amount of Buildings and Improvements	14,762
Accumulated Depreciation	1,243
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1993
Medical Facility [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,003
Cost Capitalized Subsequent to Acquisition	1,464
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	23,467
Accumulated Depreciation	1,897
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1992
Medical Facility [Member] | Sarasota, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,360
Initial Cost of Buildings & Improvements	19,140
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,360
Carrying Amount of Buildings and Improvements	19,140
Accumulated Depreciation	168
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Medical Facility [Member] | Seattle, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,410
Initial Cost of Buildings & Improvements	35,787
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,410
Carrying Amount of Buildings and Improvements	35,787
Accumulated Depreciation	1,439
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2010
Medical Facility [Member] | Shakopee, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,090
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	11,360
Cost Capitalized Subsequent to Acquisition	8
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	11,368
Accumulated Depreciation	556
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1996
Medical Facility [Member] | Shakopee Mn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,065
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	18,089
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	18,089
Accumulated Depreciation	626
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Medical Facility [Member] | Sheboygan, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,768
Initial Cost of Land	1,012
Initial Cost of Buildings & Improvements	2,216
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,012
Carrying Amount of Buildings and Improvements	2,216
Accumulated Depreciation	166
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1958
Medical Facility [Member] | Somerville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,400
Initial Cost of Buildings & Improvements	22,244
Cost Capitalized Subsequent to Acquisition	2
Carrying Amount of Land	3,400
Carrying Amount of Buildings and Improvements	22,246
Accumulated Depreciation	1,901
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2007
Medical Facility [Member] | St. Louis, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,433
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	17,247
Cost Capitalized Subsequent to Acquisition	1,101
Carrying Amount of Land	336
Carrying Amount of Buildings and Improvements	18,012
Accumulated Depreciation	3,254
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2001
Medical Facility [Member] | Suffolk, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,530
Initial Cost of Buildings & Improvements	10,979
Cost Capitalized Subsequent to Acquisition	154
Carrying Amount of Land	1,530
Carrying Amount of Buildings and Improvements	11,133
Accumulated Depreciation	914
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Medical Facility [Member] | Summit, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,899
Initial Cost of Buildings & Improvements	87,666
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,899
Carrying Amount of Buildings and Improvements	87,666
Accumulated Depreciation	8,277
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Medical Facility [Member] | Sewell, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	53,360
Cost Capitalized Subsequent to Acquisition	4,149
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	57,509
Accumulated Depreciation	5,653
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Medical Facility [Member] | Stafford, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,260
Cost Capitalized Subsequent to Acquisition	304
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,564
Accumulated Depreciation	910
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Medical Facility [Member] | Tucson, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,302
Initial Cost of Buildings & Improvements	4,925
Cost Capitalized Subsequent to Acquisition	541
Carrying Amount of Land	1,302
Carrying Amount of Buildings and Improvements	5,466
Accumulated Depreciation	1,080
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1995
Medical Facility [Member] | Tallahassee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	14,719
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,719
Accumulated Depreciation	566
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Tomball, Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,404
Initial Cost of Buildings & Improvements	5,071
Cost Capitalized Subsequent to Acquisition	638
Carrying Amount of Land	1,404
Carrying Amount of Buildings and Improvements	5,709
Accumulated Depreciation	1,443
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1982
Medical Facility [Member] | Trussville, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,336
Initial Cost of Buildings & Improvements	2,177
Cost Capitalized Subsequent to Acquisition	139
Carrying Amount of Land	1,351
Carrying Amount of Buildings and Improvements	2,301
Accumulated Depreciation	980
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1990
Medical Facility [Member] | Tulsa, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,003
Initial Cost of Buildings & Improvements	6,025
Cost Capitalized Subsequent to Acquisition	20
Carrying Amount of Land	3,003
Carrying Amount of Buildings and Improvements	6,045
Accumulated Depreciation	1,631
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1992
Medical Facility [Member] | Viera, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,600
Initial Cost of Buildings & Improvements	10,600
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,600
Carrying Amount of Buildings and Improvements	10,600
Accumulated Depreciation	265
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Medical Facility [Member] | Van Nuys, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	36,187
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	36,187
Accumulated Depreciation	2,187
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 1991
Medical Facility [Member] | Pewaukee, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,700
Initial Cost of Buildings & Improvements	20,669
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,700
Carrying Amount of Buildings and Improvements	20,669
Accumulated Depreciation	3,066
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2007
Medical Facility [Member] | Webster, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	5,940
Cost Capitalized Subsequent to Acquisition	8,178
Carrying Amount of Land	2,418
Carrying Amount of Buildings and Improvements	12,060
Accumulated Depreciation	2,549
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1991
Medical Facility [Member] | Wellington, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,197
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,697
Cost Capitalized Subsequent to Acquisition	497
Carrying Amount of Land	388
Carrying Amount of Buildings and Improvements	13,806
Accumulated Depreciation	2,178
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2003
Medical Facility [Member] | Wellington Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,909
Initial Cost of Land	107
Initial Cost of Buildings & Improvements	16,933
Cost Capitalized Subsequent to Acquisition	226
Carrying Amount of Land	107
Carrying Amount of Buildings and Improvements	17,158
Accumulated Depreciation	2,710
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2000
Medical Facility [Member] | West Palm Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,819
Initial Cost of Land	628
Initial Cost of Buildings & Improvements	14,740
Cost Capitalized Subsequent to Acquisition	121
Carrying Amount of Land	628
Carrying Amount of Buildings and Improvements	14,861
Accumulated Depreciation	2,774
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | West Palm Beach Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,293
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	14,618
Cost Capitalized Subsequent to Acquisition	115
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	14,733
Accumulated Depreciation	3,365
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1991
Medical Facility [Member] | West Allis, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,379
Initial Cost of Land	1,106
Initial Cost of Buildings & Improvements	3,309
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,106
Carrying Amount of Buildings and Improvements	3,309
Accumulated Depreciation	295
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1961
Medical Facility [Member] | West Seneca, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,357
Initial Cost of Land	917
Initial Cost of Buildings & Improvements	22,435
Cost Capitalized Subsequent to Acquisition	1,296
Carrying Amount of Land	1,447
Carrying Amount of Buildings and Improvements	23,201
Accumulated Depreciation	4,013
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1990
Medical Facility [Member] | Yorkville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,419
Initial Cost of Buildings & Improvements	2,816
Cost Capitalized Subsequent to Acquisition	73
Carrying Amount of Land	1,419
Carrying Amount of Buildings and Improvements	2,889
Accumulated Depreciation	782
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1980
Medical Facility [Member] | Voorhees, NJ 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,404
Initial Cost of Buildings & Improvements	24,251
Cost Capitalized Subsequent to Acquisition	1,248
Carrying Amount of Land	6,404
Carrying Amount of Buildings and Improvements	25,499
Accumulated Depreciation	4,038
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Alpharetta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	233
Initial Cost of Buildings & Improvements	18,205
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	233
Carrying Amount of Buildings and Improvements	18,205
Accumulated Depreciation	42
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Medical Facility [Member] | Alpharetta, GA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	498
Initial Cost of Buildings & Improvements	32,729
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	498
Carrying Amount of Buildings and Improvements	32,729
Accumulated Depreciation	60
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Medical Facility [Member] | Alpharetta, GA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	417
Initial Cost of Buildings & Improvements	14,406
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	417
Carrying Amount of Buildings and Improvements	14,406
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2003
Medical Facility [Member] | Alpharetta, GA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700
Initial Cost of Buildings & Improvements	163
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,700
Carrying Amount of Buildings and Improvements	163
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2011
Medical Facility [Member] | Alpharetta, GA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	628
Initial Cost of Buildings & Improvements	16,063
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	628
Carrying Amount of Buildings and Improvements	16,063
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Boerne, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	50
Initial Cost of Buildings & Improvements	13,463
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	50
Carrying Amount of Buildings and Improvements	13,463
Accumulated Depreciation	28
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Burleson, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10
Initial Cost of Buildings & Improvements	11,619
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	10
Carrying Amount of Buildings and Improvements	11,619
Accumulated Depreciation	319
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Carmel, IN 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,280
Initial Cost of Buildings & Improvements	18,820
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,280
Carrying Amount of Buildings and Improvements	18,820
Accumulated Depreciation	560
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Medical Facility [Member] | Carmel, IN 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,152
Initial Cost of Buildings & Improvements	18,591
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,152
Carrying Amount of Buildings and Improvements	18,591
Accumulated Depreciation	323
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Dayton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	730
Initial Cost of Buildings & Improvements	6,515
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	730
Carrying Amount of Buildings and Improvements	6,515
Accumulated Depreciation	171
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Medical Facility [Member] | Deerfield Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,873
Initial Cost of Land	2,408
Initial Cost of Buildings & Improvements	7,482
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,408
Carrying Amount of Buildings and Improvements	7,482
Accumulated Depreciation	146
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Medical Facility [Member] | Mechanicsburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	16,650
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	16,650
Accumulated Depreciation	152
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1976
Medical Facility [Member] | Merriam, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	176
Initial Cost of Buildings & Improvements	7,189
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	176
Carrying Amount of Buildings and Improvements	7,189
Accumulated Depreciation	629
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1972
Medical Facility [Member] | Merriam, KS 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	81
Initial Cost of Buildings & Improvements	3,122
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	81
Carrying Amount of Buildings and Improvements	3,122
Accumulated Depreciation	105
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Medical Facility [Member] | Merriam, KS 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	336
Initial Cost of Buildings & Improvements	13,605
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	336
Carrying Amount of Buildings and Improvements	13,605
Accumulated Depreciation	770
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Medical Facility [Member] | Merriam, KS 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,637
Initial Cost of Land	182
Initial Cost of Buildings & Improvements	7,393
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	182
Carrying Amount of Buildings and Improvements	7,393
Accumulated Depreciation	488
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Medical Facility [Member] | Portland, ME [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,963
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	25,500
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	25,500
Accumulated Depreciation	107
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2008
Medical Facility [Member] | Raleigh, NC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,486
Initial Cost of Buildings & Improvements	11,200
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,486
Carrying Amount of Buildings and Improvements	11,200
Accumulated Depreciation	292
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Rolla, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,931
Initial Cost of Buildings & Improvements	48,224
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,931
Carrying Amount of Buildings and Improvements	48,224
Accumulated Depreciation	95
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Medical Facility [Member] | Roswell, NM [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,921
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	5,900
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	5,900
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2004
Medical Facility [Member] | Roswell, NM 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,358
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	16,500
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,500
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Medical Facility [Member] | Roswell, NM 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	17,880
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	17,880
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Medical Facility [Member] | Ruston, LA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	710
Initial Cost of Buildings & Improvements	9,790
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	710
Carrying Amount of Buildings and Improvements	9,790
Accumulated Depreciation	97
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Medical Facility [Member] | St. Paul, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	26,460
Initial Cost of Land	2,681
Initial Cost of Buildings & Improvements	39,507
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,681
Carrying Amount of Buildings and Improvements	39,507
Accumulated Depreciation	959
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Suffern, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	622
Initial Cost of Buildings & Improvements	35,220
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	622
Carrying Amount of Buildings and Improvements	35,220
Accumulated Depreciation	74
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Tampa, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,319
Initial Cost of Buildings & Improvements	12,234
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,319
Carrying Amount of Buildings and Improvements	12,234
Accumulated Depreciation	158
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2003
Medical Facility [Member] | Virginia Beach, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	827
Initial Cost of Buildings & Improvements	18,289
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	827
Carrying Amount of Buildings and Improvements	18,289
Accumulated Depreciation	673
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Zephyrhills, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,875
Initial Cost of Buildings & Improvements	23,907
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,875
Carrying Amount of Buildings and Improvements	23,907
Accumulated Depreciation	299
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Medical Facility [Member] | Birmingham, AL 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	124
Initial Cost of Buildings & Improvements	12,238
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	124
Carrying Amount of Buildings and Improvements	12,238
Accumulated Depreciation	2,206
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1985
Medical Facility [Member] | Birmingham, AL 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	476
Initial Cost of Buildings & Improvements	18,994
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	476
Carrying Amount of Buildings and Improvements	18,994
Accumulated Depreciation	3,100
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1989
Medical Facility [Member] | Bridgeton, MO 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,649
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	21,221
Cost Capitalized Subsequent to Acquisition	2
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	21,223
Accumulated Depreciation	1,209
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2006
Medical Facility [Member] | Clarkson Valley, MO 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	35,592
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	35,592
Accumulated Depreciation	2,287
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2010
Medical Facility [Member] | Fort Worth, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	13,615
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	13,615
Accumulated Depreciation	277
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Green Bay, WI 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,696
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,696
Accumulated Depreciation	990
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2002
Medical Facility [Member] | Lakeway, TX 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,801
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,801
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2007
Medical Facility [Member] | Las Vegas, NV 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,319
Initial Cost of Buildings & Improvements	4,612
Cost Capitalized Subsequent to Acquisition	607
Carrying Amount of Land	2,319
Carrying Amount of Buildings and Improvements	5,218
Accumulated Depreciation	972
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1991
Medical Facility [Member] | Las Vegas, NV 6 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,025
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	6,921
Cost Capitalized Subsequent to Acquisition	499
Carrying Amount of Land	433
Carrying Amount of Buildings and Improvements	6,987
Accumulated Depreciation	1,282
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1997
Medical Facility [Member] | Las Vegas, NV 8 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,127
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,127
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2007
Medical Facility [Member] | Las Vegas, NV 9 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580
Initial Cost of Buildings & Improvements	23,420
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	580
Carrying Amount of Buildings and Improvements	23,420
Accumulated Depreciation	209
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2002
Medical Facility [Member] | Melbourne, FL 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	367
Initial Cost of Buildings & Improvements	458
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	367
Carrying Amount of Buildings and Improvements	458
Accumulated Depreciation	10
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1979
Medical Facility [Member] | Murrieta, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	46,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	46,520
Accumulated Depreciation	1,682
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Murrieta, CA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,800
Initial Cost of Buildings & Improvements	202,412
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,800
Carrying Amount of Buildings and Improvements	202,412
Accumulated Depreciation	3,333
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2010
Medical Facility [Member] | Niagara Falls, NY 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	388
Initial Cost of Buildings & Improvements	7,870
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	388
Carrying Amount of Buildings and Improvements	7,870
Accumulated Depreciation	1,243
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Oro Valley, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,586
Initial Cost of Land	89
Initial Cost of Buildings & Improvements	18,339
Cost Capitalized Subsequent to Acquisition	546
Carrying Amount of Land	89
Carrying Amount of Buildings and Improvements	18,885
Accumulated Depreciation	3,070
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Redmond, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,015
Initial Cost of Buildings & Improvements	26,697
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,015
Carrying Amount of Buildings and Improvements	26,697
Accumulated Depreciation	1,025
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Operating [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,317,849
Initial Cost of Land	223,614
Initial Cost of Buildings & Improvements	2,678,007
Cost Capitalized Subsequent to Acquisition	108,366
Carrying Amount of Land	228,859
Carrying Amount of Buildings and Improvements	2,781,126
Accumulated Depreciation	218,031
Seniors Housing Operating [Member] | Agawam, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,688
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	10,044
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	10,044
Accumulated Depreciation	724
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Albertville, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,088
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	6,203
Cost Capitalized Subsequent to Acquisition	116
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	6,319
Accumulated Depreciation	490
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Albuquerque, NM [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,772
Initial Cost of Land	1,270
Initial Cost of Buildings & Improvements	20,837
Cost Capitalized Subsequent to Acquisition	80
Carrying Amount of Land	1,270
Carrying Amount of Buildings and Improvements	20,917
Accumulated Depreciation	1,386
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1984
Seniors Housing Operating [Member] | Apple Valley, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,126
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	16,639
Cost Capitalized Subsequent to Acquisition	66
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	16,705
Accumulated Depreciation	1,651
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Atlanta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,889
Initial Cost of Land	2,058
Initial Cost of Buildings & Improvements	14,914
Cost Capitalized Subsequent to Acquisition	606
Carrying Amount of Land	2,059
Carrying Amount of Buildings and Improvements	15,518
Accumulated Depreciation	8,666
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Austin, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,550
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	9,520
Cost Capitalized Subsequent to Acquisition	512
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	10,032
Accumulated Depreciation	3,529
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Azusa, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	570
Initial Cost of Buildings & Improvements	3,141
Cost Capitalized Subsequent to Acquisition	6,000
Carrying Amount of Land	570
Carrying Amount of Buildings and Improvements	9,141
Accumulated Depreciation	1,295
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Bellingham, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,979
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	19,861
Cost Capitalized Subsequent to Acquisition	59
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	19,920
Accumulated Depreciation	1,836
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Brighton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,100
Initial Cost of Buildings & Improvements	14,616
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,100
Carrying Amount of Buildings and Improvements	14,616
Accumulated Depreciation	920
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Operating [Member] | Citrus Heights, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,373
Initial Cost of Land	2,300
Initial Cost of Buildings & Improvements	31,876
Cost Capitalized Subsequent to Acquisition	153
Carrying Amount of Land	2,300
Carrying Amount of Buildings and Improvements	32,029
Accumulated Depreciation	2,960
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1997
Seniors Housing Operating [Member] | Dallas, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080
Initial Cost of Buildings & Improvements	9,655
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,080
Carrying Amount of Buildings and Improvements	9,655
Accumulated Depreciation	614
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Davenport, IA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,403
Initial Cost of Buildings & Improvements	35,893
Cost Capitalized Subsequent to Acquisition	1,805
Carrying Amount of Land	1,403
Carrying Amount of Buildings and Improvements	37,699
Accumulated Depreciation	2,149
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Dublin, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,181
Initial Cost of Land	1,680
Initial Cost of Buildings & Improvements	43,423
Cost Capitalized Subsequent to Acquisition	196
Carrying Amount of Land	1,680
Carrying Amount of Buildings and Improvements	43,619
Accumulated Depreciation	2,225
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1990
Seniors Housing Operating [Member] | Encinitas, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	7,721
Cost Capitalized Subsequent to Acquisition	163
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	7,884
Accumulated Depreciation	2,595
Year Acquired	Jan. 01, 2000
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Florence, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,342
Initial Cost of Land	353
Initial Cost of Buildings & Improvements	13,049
Cost Capitalized Subsequent to Acquisition	125
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	13,177
Accumulated Depreciation	1,168
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Fremont, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,028
Initial Cost of Land	3,400
Initial Cost of Buildings & Improvements	25,300
Cost Capitalized Subsequent to Acquisition	1,527
Carrying Amount of Land	3,400
Carrying Amount of Buildings and Improvements	26,827
Accumulated Depreciation	4,183
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1987
Seniors Housing Operating [Member] | Gardnerville, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,943
Initial Cost of Land	1,143
Initial Cost of Buildings & Improvements	10,831
Cost Capitalized Subsequent to Acquisition	653
Carrying Amount of Land	1,144
Carrying Amount of Buildings and Improvements	11,482
Accumulated Depreciation	6,832
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Gig Harbor, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,967
Initial Cost of Land	1,560
Initial Cost of Buildings & Improvements	15,947
Cost Capitalized Subsequent to Acquisition	52
Carrying Amount of Land	1,560
Carrying Amount of Buildings and Improvements	15,999
Accumulated Depreciation	1,434
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1994
Seniors Housing Operating [Member] | Gilroy, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	13,880
Cost Capitalized Subsequent to Acquisition	23,860
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	37,740
Accumulated Depreciation	4,044
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Operating [Member] | Hamden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,710
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	24,093
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	24,093
Accumulated Depreciation	1,602
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Hemet Ca One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,550
Initial Cost of Land	1,890
Initial Cost of Buildings & Improvements	28,606
Cost Capitalized Subsequent to Acquisition	146
Carrying Amount of Land	1,890
Carrying Amount of Buildings and Improvements	28,752
Accumulated Depreciation	2,820
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Hemet Ca Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	9,630
Cost Capitalized Subsequent to Acquisition	384
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	10,014
Accumulated Depreciation	598
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Henderson, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,709
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	29,809
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	29,809
Accumulated Depreciation	148
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,326
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	27,598
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	27,598
Accumulated Depreciation	1,797
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Irving, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,030
Initial Cost of Buildings & Improvements	6,823
Cost Capitalized Subsequent to Acquisition	595
Carrying Amount of Land	1,030
Carrying Amount of Buildings and Improvements	7,418
Accumulated Depreciation	652
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Seniors Housing Operating [Member] | Kansas City, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,911
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	34,898
Cost Capitalized Subsequent to Acquisition	331
Carrying Amount of Land	1,820
Carrying Amount of Buildings and Improvements	35,229
Accumulated Depreciation	2,236
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1980
Seniors Housing Operating [Member] | Kansas City Mo One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,250
Initial Cost of Land	1,930
Initial Cost of Buildings & Improvements	39,997
Cost Capitalized Subsequent to Acquisition	78
Carrying Amount of Land	1,930
Carrying Amount of Buildings and Improvements	40,075
Accumulated Depreciation	2,688
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1986
Seniors Housing Operating [Member] | Kennewick, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,010
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	27,991
Cost Capitalized Subsequent to Acquisition	91
Carrying Amount of Land	1,820
Carrying Amount of Buildings and Improvements	28,082
Accumulated Depreciation	2,646
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1994
Seniors Housing Operating [Member] | Kirkland, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	34,000
Initial Cost of Land	3,450
Initial Cost of Buildings & Improvements	38,709
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,450
Carrying Amount of Buildings and Improvements	38,709
Accumulated Depreciation	201
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Lancaster, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,378
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	15,295
Cost Capitalized Subsequent to Acquisition	83
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	15,378
Accumulated Depreciation	1,621
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Loma Linda, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	114,438
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	114,438
Accumulated Depreciation	1,172
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Los Angeles, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,430
Cost Capitalized Subsequent to Acquisition	357
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,787
Accumulated Depreciation	579
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2008
Seniors Housing Operating [Member] | Manteca, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,358
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	12,125
Cost Capitalized Subsequent to Acquisition	1,361
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	13,486
Accumulated Depreciation	2,138
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1985
Seniors Housing Operating [Member] | Marysville, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,711
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	4,780
Cost Capitalized Subsequent to Acquisition	276
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	5,056
Accumulated Depreciation	1,082
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Mesa, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,279
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	9,087
Cost Capitalized Subsequent to Acquisition	486
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	9,573
Accumulated Depreciation	2,914
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Mill Creek, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	30,259
Initial Cost of Land	10,150
Initial Cost of Buildings & Improvements	60,274
Cost Capitalized Subsequent to Acquisition	282
Carrying Amount of Land	10,150
Carrying Amount of Buildings and Improvements	60,556
Accumulated Depreciation	5,360
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Monroe, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,167
Initial Cost of Land	2,560
Initial Cost of Buildings & Improvements	34,460
Cost Capitalized Subsequent to Acquisition	185
Carrying Amount of Land	2,560
Carrying Amount of Buildings and Improvements	34,645
Accumulated Depreciation	3,107
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1994
Seniors Housing Operating [Member] | Naples, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,716
Initial Cost of Buildings & Improvements	17,306
Cost Capitalized Subsequent to Acquisition	1,588
Carrying Amount of Land	1,716
Carrying Amount of Buildings and Improvements	18,894
Accumulated Depreciation	13,706
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Olympia, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,197
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	16,689
Cost Capitalized Subsequent to Acquisition	164
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	16,853
Accumulated Depreciation	1,533
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1995
Seniors Housing Operating [Member] | Plano, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,335
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	8,538
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	8,538
Accumulated Depreciation	733
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Puyallup, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,706
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	20,776
Cost Capitalized Subsequent to Acquisition	169
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	20,945
Accumulated Depreciation	2,085
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1985
Seniors Housing Operating [Member] | Quincy, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,551
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	12,584
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	12,584
Accumulated Depreciation	907
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Rocky Hill, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,531
Initial Cost of Land	810
Initial Cost of Buildings & Improvements	16,351
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	810
Carrying Amount of Buildings and Improvements	16,351
Accumulated Depreciation	1,104
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Rohnert Park, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,086
Initial Cost of Land	6,500
Initial Cost of Buildings & Improvements	18,700
Cost Capitalized Subsequent to Acquisition	1,367
Carrying Amount of Land	6,500
Carrying Amount of Buildings and Improvements	20,067
Accumulated Depreciation	3,152
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1985
Seniors Housing Operating [Member] | Romeoville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	854
Initial Cost of Buildings & Improvements	12,646
Cost Capitalized Subsequent to Acquisition	58,314
Carrying Amount of Land	6,100
Carrying Amount of Buildings and Improvements	65,714
Accumulated Depreciation	3,300
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2010
Seniors Housing Operating [Member] | Roswell, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,100
Initial Cost of Land	1,107
Initial Cost of Buildings & Improvements	9,627
Cost Capitalized Subsequent to Acquisition	420
Carrying Amount of Land	1,107
Carrying Amount of Buildings and Improvements	10,047
Accumulated Depreciation	6,105
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Sacramento, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,596
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	14,781
Cost Capitalized Subsequent to Acquisition	38
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	14,819
Accumulated Depreciation	1,473
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1978
Seniors Housing Operating [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,879
Initial Cost of Land	4,200
Initial Cost of Buildings & Improvements	30,707
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,200
Carrying Amount of Buildings and Improvements	30,707
Accumulated Depreciation	68
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2011
Seniors Housing Operating [Member] | San Juan Capistrano, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,390
Initial Cost of Buildings & Improvements	6,942
Cost Capitalized Subsequent to Acquisition	75
Carrying Amount of Land	1,390
Carrying Amount of Buildings and Improvements	7,017
Accumulated Depreciation	2,051
Year Acquired	Jan. 01, 2000
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | San Ramon, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,598
Initial Cost of Land	2,430
Initial Cost of Buildings & Improvements	17,488
Cost Capitalized Subsequent to Acquisition	16
Carrying Amount of Land	2,430
Carrying Amount of Buildings and Improvements	17,504
Accumulated Depreciation	1,624
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1989
Seniors Housing Operating [Member] | Scottsdale, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,500
Initial Cost of Buildings & Improvements	3,890
Cost Capitalized Subsequent to Acquisition	796
Carrying Amount of Land	2,500
Carrying Amount of Buildings and Improvements	4,686
Accumulated Depreciation	424
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Seattle, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,838
Initial Cost of Land	5,190
Initial Cost of Buildings & Improvements	9,350
Cost Capitalized Subsequent to Acquisition	99
Carrying Amount of Land	5,190
Carrying Amount of Buildings and Improvements	9,449
Accumulated Depreciation	1,573
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1962
Seniors Housing Operating [Member] | Seattle Wa One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,795
Initial Cost of Land	3,420
Initial Cost of Buildings & Improvements	15,555
Cost Capitalized Subsequent to Acquisition	27
Carrying Amount of Land	3,420
Carrying Amount of Buildings and Improvements	15,582
Accumulated Depreciation	1,777
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Seattle Wa Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,398
Initial Cost of Land	2,630
Initial Cost of Buildings & Improvements	10,257
Cost Capitalized Subsequent to Acquisition	25
Carrying Amount of Land	2,630
Carrying Amount of Buildings and Improvements	10,282
Accumulated Depreciation	1,255
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2003
Seniors Housing Operating [Member] | Seattle Wa Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,205
Initial Cost of Land	10,670
Initial Cost of Buildings & Improvements	37,291
Cost Capitalized Subsequent to Acquisition	78
Carrying Amount of Land	10,670
Carrying Amount of Buildings and Improvements	37,369
Accumulated Depreciation	3,683
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2005
Seniors Housing Operating [Member] | Sonoma, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,238
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	18,400
Cost Capitalized Subsequent to Acquisition	1,146
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	19,546
Accumulated Depreciation	3,056
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Stanwood, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,196
Initial Cost of Land	2,260
Initial Cost of Buildings & Improvements	28,474
Cost Capitalized Subsequent to Acquisition	74
Carrying Amount of Land	2,260
Carrying Amount of Buildings and Improvements	28,548
Accumulated Depreciation	2,755
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Stockton, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,050
Initial Cost of Land	2,280
Initial Cost of Buildings & Improvements	5,983
Cost Capitalized Subsequent to Acquisition	107
Carrying Amount of Land	2,280
Carrying Amount of Buildings and Improvements	6,090
Accumulated Depreciation	765
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Toledo, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,609
Initial Cost of Land	2,040
Initial Cost of Buildings & Improvements	47,129
Cost Capitalized Subsequent to Acquisition	92
Carrying Amount of Land	2,040
Carrying Amount of Buildings and Improvements	47,221
Accumulated Depreciation	3,721
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1985
Seniors Housing Operating [Member] | Tulsa Ok One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,467
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	21,285
Cost Capitalized Subsequent to Acquisition	174
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	21,459
Accumulated Depreciation	1,509
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1986
Seniors Housing Operating [Member] | Tulsa Ok Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,452
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	20,861
Cost Capitalized Subsequent to Acquisition	54
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	20,915
Accumulated Depreciation	1,514
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1984
Seniors Housing Operating [Member] | Vacaville, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,485
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	17,100
Cost Capitalized Subsequent to Acquisition	1,185
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	18,285
Accumulated Depreciation	2,892
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1986
Seniors Housing Operating [Member] | Vallejo, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,501
Initial Cost of Land	4,000
Initial Cost of Buildings & Improvements	18,000
Cost Capitalized Subsequent to Acquisition	1,536
Carrying Amount of Land	4,000
Carrying Amount of Buildings and Improvements	19,536
Accumulated Depreciation	3,045
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1989
Seniors Housing Operating [Member] | Vallejo Ca One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,628
Initial Cost of Land	2,330
Initial Cost of Buildings & Improvements	15,407
Cost Capitalized Subsequent to Acquisition	24
Carrying Amount of Land	2,330
Carrying Amount of Buildings and Improvements	15,431
Accumulated Depreciation	1,776
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1990
Seniors Housing Operating [Member] | Vancouver, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,173
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	19,042
Cost Capitalized Subsequent to Acquisition	73
Carrying Amount of Land	1,820
Carrying Amount of Buildings and Improvements	19,115
Accumulated Depreciation	1,944
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2006
Seniors Housing Operating [Member] | Waterbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	25,825
Initial Cost of Land	2,460
Initial Cost of Buildings & Improvements	39,547
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,460
Carrying Amount of Buildings and Improvements	39,547
Accumulated Depreciation	2,568
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Whittier, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,931
Initial Cost of Land	4,470
Initial Cost of Buildings & Improvements	22,151
Cost Capitalized Subsequent to Acquisition	97
Carrying Amount of Land	4,470
Carrying Amount of Buildings and Improvements	22,248
Accumulated Depreciation	2,392
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Worcester, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,005
Initial Cost of Land	1,140
Initial Cost of Buildings & Improvements	21,664
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,140
Carrying Amount of Buildings and Improvements	21,664
Accumulated Depreciation	1,449
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | North Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,890
Initial Cost of Land	1,960
Initial Cost of Buildings & Improvements	34,976
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,960
Carrying Amount of Buildings and Improvements	34,976
Accumulated Depreciation	2,055
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Operating [Member] | Alhambra, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,047
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	6,305
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	6,305
Accumulated Depreciation	382
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2010
Seniors Housing Operating [Member] | Avon, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	21,463
Initial Cost of Land	1,550
Initial Cost of Buildings & Improvements	30,571
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,550
Carrying Amount of Buildings and Improvements	30,571
Accumulated Depreciation	1,903
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Belmont, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,000
Initial Cost of Buildings & Improvements	23,526
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,000
Carrying Amount of Buildings and Improvements	23,526
Accumulated Depreciation	398
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Brookfield, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,005
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	30,180
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	30,180
Accumulated Depreciation	1,946
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Cardiff by Sea, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,880
Initial Cost of Buildings & Improvements	64,711
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,880
Carrying Amount of Buildings and Improvements	64,711
Accumulated Depreciation	708
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | North Chelmsford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,972
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	18,478
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	18,478
Accumulated Depreciation	1,118
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Concord, NH 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,591
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	21,164
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	21,164
Accumulated Depreciation	1,169
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2010
Seniors Housing Operating [Member] | Costa Mesa, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,050
Initial Cost of Buildings & Improvements	19,969
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,050
Carrying Amount of Buildings and Improvements	19,969
Accumulated Depreciation	1,749
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Centerville, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	17,763
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	27,357
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	27,357
Accumulated Depreciation	1,588
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2010
Seniors Housing Operating [Member] | Danvers, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,621
Initial Cost of Land	1,120
Initial Cost of Buildings & Improvements	14,557
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,120
Carrying Amount of Buildings and Improvements	14,557
Accumulated Depreciation	1,004
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Escondido, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,471
Initial Cost of Land	1,520
Initial Cost of Buildings & Improvements	24,024
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,520
Carrying Amount of Buildings and Improvements	24,024
Accumulated Depreciation	1,633
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2008
Seniors Housing Operating [Member] | East Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	23,577
Initial Cost of Land	2,660
Initial Cost of Buildings & Improvements	35,533
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,660
Carrying Amount of Buildings and Improvements	35,533
Accumulated Depreciation	2,266
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Kingwood, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,329
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	9,777
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	9,777
Accumulated Depreciation	658
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Mansfield, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	37,918
Initial Cost of Land	3,320
Initial Cost of Buildings & Improvements	57,011
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,320
Carrying Amount of Buildings and Improvements	57,011
Accumulated Depreciation	2,763
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Mansfield, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Meriden, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,903
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	14,874
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	14,874
Accumulated Depreciation	1,272
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Milford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,656
Initial Cost of Land	3,210
Initial Cost of Buildings & Improvements	17,364
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,210
Carrying Amount of Buildings and Improvements	17,364
Accumulated Depreciation	1,171
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Middletown, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,756
Initial Cost of Land	1,430
Initial Cost of Buildings & Improvements	24,242
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,430
Carrying Amount of Buildings and Improvements	24,242
Accumulated Depreciation	1,659
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Middletown, RI 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,729
Initial Cost of Land	2,480
Initial Cost of Buildings & Improvements	24,628
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,480
Carrying Amount of Buildings and Improvements	24,628
Accumulated Depreciation	1,612
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2008
Seniors Housing Operating [Member] | Mystic, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,072
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	18,274
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	18,274
Accumulated Depreciation	1,274
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Newton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	28,400
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	43,614
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	43,614
Accumulated Depreciation	2,536
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Newton, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,758
Initial Cost of Land	2,500
Initial Cost of Buildings & Improvements	30,681
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,500
Carrying Amount of Buildings and Improvements	30,681
Accumulated Depreciation	1,829
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Newton, MA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	17,564
Initial Cost of Land	3,360
Initial Cost of Buildings & Improvements	25,099
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,360
Carrying Amount of Buildings and Improvements	25,099
Accumulated Depreciation	1,683
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Operating [Member] | Niantic, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,855
Initial Cost of Land	1,320
Initial Cost of Buildings & Improvements	25,986
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,320
Carrying Amount of Buildings and Improvements	25,986
Accumulated Depreciation	1,623
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Oceanside, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,369
Initial Cost of Land	2,160
Initial Cost of Buildings & Improvements	18,352
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,160
Carrying Amount of Buildings and Improvements	18,352
Accumulated Depreciation	138
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Seniors Housing Operating [Member] | Providence, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,433
Initial Cost of Land	2,600
Initial Cost of Buildings & Improvements	27,546
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,600
Carrying Amount of Buildings and Improvements	27,546
Accumulated Depreciation	1,977
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Redondo Beach, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,154
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	9,556
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,556
Accumulated Depreciation	765
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Renton, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,855
Initial Cost of Land	3,080
Initial Cost of Buildings & Improvements	51,824
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,080
Carrying Amount of Buildings and Improvements	51,824
Accumulated Depreciation	260
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Seniors Housing Operating [Member] | Salem, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,915
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	32,721
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	32,721
Accumulated Depreciation	1,827
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Shelburne, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,706
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	31,041
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	31,041
Accumulated Depreciation	1,737
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Salt Lake City, UT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	19,691
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	19,691
Accumulated Depreciation	2,100
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2008
Seniors Housing Operating [Member] | San Jose, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	23,422
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	35,098
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	35,098
Accumulated Depreciation	203
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Santa Maria, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	30,564
Initial Cost of Land	6,050
Initial Cost of Buildings & Improvements	50,658
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,050
Carrying Amount of Buildings and Improvements	50,658
Accumulated Depreciation	287
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Sugar Land, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,904
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	31,423
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	31,423
Accumulated Depreciation	2,268
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | South Windsor, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,888
Initial Cost of Land	3,000
Initial Cost of Buildings & Improvements	29,295
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,000
Carrying Amount of Buildings and Improvements	29,295
Accumulated Depreciation	1,989
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Tacoma, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,390
Initial Cost of Land	2,400
Initial Cost of Buildings & Improvements	35,053
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,400
Carrying Amount of Buildings and Improvements	35,053
Accumulated Depreciation	176
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2008
Seniors Housing Operating [Member] | Trumbull, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	25,078
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	37,685
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	37,685
Accumulated Depreciation	2,321
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Tustin, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,090
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	15,299
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	15,299
Accumulated Depreciation	900
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Seniors Housing Operating [Member] | Warwick, RI 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,567
Initial Cost of Land	2,400
Initial Cost of Buildings & Improvements	24,635
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,400
Carrying Amount of Buildings and Improvements	24,635
Accumulated Depreciation	1,790
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Woodlands, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,678
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	12,379
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	12,379
Accumulated Depreciation	834
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2010
Seniors Housing Operating [Member] | Wilbraham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,221
Initial Cost of Land	660
Initial Cost of Buildings & Improvements	17,639
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	660
Carrying Amount of Buildings and Improvements	17,639
Accumulated Depreciation	1,198
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Woodbridge, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,399
Initial Cost of Land	1,370
Initial Cost of Buildings & Improvements	14,219
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,370
Carrying Amount of Buildings and Improvements	14,219
Accumulated Depreciation	1,225
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Yarmouth, ME [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	17,415
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	27,711
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	27,711
Accumulated Depreciation	1,625
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2010
Seniors Housing Operating [Member] | Seattle, WA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	48,540
Initial Cost of Land	6,790
Initial Cost of Buildings & Improvements	85,369
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,790
Carrying Amount of Buildings and Improvements	85,369
Accumulated Depreciation	407
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Total investments in real property owned [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,105,691
Initial Cost of Land	1,098,083
Initial Cost of Buildings & Improvements	13,223,210
Cost Capitalized Subsequent to Acquisition	523,034
Carrying Amount of Land	1,119,774
Carrying Amount of Buildings and Improvements	13,724,545
Accumulated Depreciation	$ 1,194,476